UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Large Capitalization Growth Portfolio
Schedule of Investments
As of September 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS- 97.8%
	Common Stocks
	Aerospace/Defense 1.0%
89,000	Honeywell International, Inc.	$3,191,540

	Apparel 1.1%
45,000	Nike, Inc. (Class B shares)	3,546,000

	Beverages 0.7%
58,000	Constellation Brands, Inc. (Class A shares)(a)	2,207,480

	Biotechnology 1.8%
45,500	Biogen Idec, Inc.(a)	2,783,235
62,500	Genentech, Inc.(a)	3,276,250

		6,059,485

	Chemicals 1.7%
51,000	Potash Corp. of Saskatchewan	3,272,670
57,000	Praxair, Inc.	2,436,180

		5,708,850

	Communications Equipment 2.3%
174,000	Comverse Technology, Inc.(a)	3,276,420
108,500	QUALCOMM, Inc.	4,235,840

		7,512,260

	Computer Software & Services 7.4%
45,000	Apple Computer, Inc.(a)	1,743,750
425,000	EMC Corp.(a)	4,904,500
453,500	Microsoft Corp.	12,539,275
285,000	VERITAS Software Corp.(a)	5,073,000

		24,260,525

	Computers & Business Equipment 6.4%
1,164,800	Cisco Systems, Inc.(a)	21,082,880

	Cosmetics & Toiletries 1.7%
57,000	Avon Products, Inc.	2,489,760
75,000	Estee Lauder Cos., Inc. (Class A shares)	3,135,000

		5,624,760

	Drugs & Healthcare 8.4%
95,507	Boston Scientific Corp.(a)	3,794,493
106,000	Cardinal Health, Inc.	4,639,620
127,500	Caremark Rx, Inc.(a)	4,088,925
177,700	Medtronic, Inc.	9,222,630
190,000	Pfizer, Inc.	5,814,000

		27,559,668

	Electric Utilities 1.0%
70,000	TXU Corp.	3,354,400

	Electronic Components 7.8%
620,000	Applied Materials, Inc.(a)	10,223,800
75,500	Fisher Scientific International, Inc.(a)	4,403,915
400,000	Xilinx, Inc.	10,800,000

		25,427,715

	Financial Services 12.5%
72,000	Capital One Financial Corp.	5,320,800
102,000	CIT Group, Inc.	3,813,780
168,000	Citigroup, Inc.	7,412,160
121,000	J.P. Morgan Chase & Co.	4,807,330
468,150	MBNA Corp.	11,797,381
154,400	Morgan Stanley	7,611,920

		40,763,371

	Food & Staples Retailing 0.8%
62,000	CVS Corp.	2,612,060

	Health Care Equipment & Supplies 1.3%
59,500	Baxter International, Inc.	1,913,520
39,000	C. R. Bard, Inc.	2,208,570

		4,122,090

	Health Care Providers & Services 0.8%
37,000	CIGNA Corp.	2,576,310

	Hotels & Restaurants 2.4%
214,500	McDonald’s Corp.	6,012,435
38,000	Starwood Hotels & Resorts Worldwide, Inc.	1,763,960

		7,776,395

	Household Products 1.0%
63,500	Clorox Co. (The)	3,384,550

	Industrial Conglomerates 1.0%
107,000	Tyco International, Ltd. (Bermuda)	3,280,620

	Insurance 2.6%
126,000	American International Group, Inc.	8,566,740

	Internet 2.2%
304,800	Juniper Networks, Inc.(a)	7,193,280

	Internet & Catalog Retail 3.0%
107,000	eBay, Inc.(a)	9,837,580

	IT Services 3.4%
370,000	Cognizant Technology Solutions Corp. (Class A shares)(a)	11,288,700

	Machinery 2.4%
66,500	Deere & Co.	4,292,575
51,500	Ingersoll-Rand Co. (Bermuda)	3,500,455

		7,793,030

	Media 2.5%
65,500	EchoStar Communications Corp. Class A shares(a)	2,038,360
190,500	Time Warner Cos., Inc.(a)	3,074,670
102,500	XM Satellite Radio Holdings, Inc. (Class A shares)(a)	3,179,550

		8,292,580

	Oil & Gas 1.0%
41,500	ConocoPhillips	3,438,275

	Oil Field/Equipment & Services 2.7%
75,000	Apache Corp.(a)	3,758,250
49,500	BJ Services Co.(a)	2,594,295
36,500	Devon Energy Corp.	2,591,865

		8,944,410

	Retail Trade 4.8%
133,000	Home Depot, Inc. (The)	5,213,600
42,000	Kohl’s Corp.(a)	2,023,980
87,000	Nordstrom, Inc.	3,326,880
170,000	Staples, Inc.	5,069,400

		15,633,860

	Semiconductors & Semiconductor Equipment 8.8%
325,000	Linear Technology Corp.	11,778,000
145,000	Marvell Technology Group Ltd. (Bermuda)(a)	3,788,850
261,800	Maxim Integrated Products, Inc.	11,071,522
97,500	Texas Instruments, Inc.	2,074,800

		28,713,172

	Software 1.2%
50,500	Adobe Systems, Inc.	2,498,235
87,800	Check Point Software Technologies Ltd. (Isreal)(a)	1,489,966

		3,988,201

	Telecommunications 1.0%
183,700	Motorola, Inc.	3,313,948

	Thrifts & Mortgage Finance 1.1%
59,000	Fannie Mae	3,740,600

	Total common stocks (cost $246,555,899)	320,795,335

	SHORT-TERM INVESTMENT 2.9%
	Mutual Fund 2.9%
9,592,925	Dryden Core Investment Fund-Taxable Money Market Series (cost $9,592,925)	9,592,925

	Total Investments 100.7% (cost $256,148,824(b))	330,388,260
	Liabilities in excess of other assets (0.7%)	(2,366,845)

	Net Assets 100%	$328,021,415

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $257,812,071; accordingly, net unrealized appreciation on investments for federal income tax purposes was $72,576,189 (gross unrealized appreciation - $93,530,531; gross unrealized depreciation - $20,954,342). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Large Capitalization Value Portfolio
Schedule of Investments
As of September 30, 2004 (Unaudited)

Shares	Description	Value
	LONG-TERM INVESTMENTS 98.7%
	COMMON STOCKS
	Aerospace/Defense 3.5%
88,300	Lockheed Martin Corp.	$4,925,374
31,800	Northrop Grumman Corp.	1,695,894
117,700	Raytheon Co.	4,470,246
13,700	United Technologies Corp.	1,279,306

		12,370,820

	Automobiles 0.7%
87,400	Ford Motor Co.	1,227,970
27,100	General Motors Corp.	1,151,208

		2,379,178

	Automotive Components 0.6%
2,900	Dana Corp.	51,301
181,062	Delphi Corp.	1,682,066
6,900	Lear Corp.	375,705

		2,109,072

	Beverages 0.6%
600	Anheuser-Busch Cos., Inc.	29,970
45,700	Coca-Cola Co.	1,830,285
8,400	PepsiCo, Inc.	408,660

		2,268,915

	Capital Markets 0.5%
58,800	Bank of New York Co., Inc. (The)	1,715,196
2,900	E*Trade Financial Corp.(a)	33,118

		1,748,314

	Chemicals 1.7%
23,000	Air Products & Chemicals, Inc.	1,250,740
34,700	Dow Chemical Co.	1,567,746
9,700	Eastman Chemical Co.	461,235
600	Monsanto Co.	21,852
7,600	PPG Industries, Inc.	465,728
38,500	Praxair, Inc.	1,645,490
18,900	Rohm & Haas Co.	812,133

		6,224,924

	Commercial Banks 6.2%
127,600	Bank of America Corp.	5,528,908
8,100	BB&T Corp.	321,489
4,400	Compass Bancshares, Inc.	192,808
14,300	First Horizon National Corp.	620,048
7,100	FirstMerit Corp.	186,766
18,000	GreenPoint Financial Corp.	835,380
94,100	KeyCorp	2,973,560

10,400	Marshall & Ilsley Corp.	419,120
10,800	Mellon Financial Corp.	299,052
16,600	National City Corp.	641,092
16,300	North Fork Bancorporation, Inc.	724,535
5,400	SouthTrust Corp.	224,964
10,500	State Street Corp.	448,455
4,400	SunTrust Banks, Inc.	309,804
3,300	U.S. Bancorp	95,370
38,200	UnionBanCal Corp.	2,261,822
54,500	Wachovia Corp.	2,558,775
54,000	Wells Fargo & Co.	3,220,020
6,200	Zions Bancorp	378,448

		22,240,416

	Commercial Services & Supplies 2.1%
154,300	Cendant Corp.	3,332,880
155,200	Waste Management, Inc.	4,243,168

		7,576,048

	Communications Equipment
3,300	Motorola, Inc.	59,532

	Computers & Peripherals 1.0%
27,400	Dell, Inc.(a)	975,440
62,900	Hewlett-Packard Co.	1,179,375
10,800	International Business Machines Corp.	925,992
3,400	Lexmark International, Inc.(a)	285,634
1,800	NCR Corp.(a)	89,262

		3,455,703

	Consumer Finance 0.1%
10,500	MBNA Corp.	264,600

	Consumer Products 0.3%
20,000	Procter & Gamble Co.	1,082,400

	Cosmetics & Toiletries 0.1%
9,700	Gillette Co.	404,878

	Diversified Manufacturing 0.6%
58,000	SPX Corp.	2,053,200

	Diversified Telecommunication Services 0.1%
22,500	Sprint Corp.	452,925

	Electric Utilities 6.1%
76,700	Alliant Energy Corp.	1,908,296
81,020	American Electric Power Co., Inc.	2,589,399
29,600	Consolidated Edison, Inc.	1,244,384
9,700	Constellation Energy Group, Inc.	386,448
2,100	Edison International	55,671
72,600	Entergy Corp.	4,400,286
149,996	FirstEnergy Corp.	6,161,836
20,000	FPL Group, Inc.	1,366,400
26,100	NiSource, Inc.	548,361
14,200	PG&E Corp.(a)	431,680
16,900	Pinnacle West Capital Corp.	701,350
19,600	PPL Corp.	924,728
10,500	Wisconsin Energy Corp.	334,950

38,300	Xcel Energy, Inc.	663,356

		21,717,145

	Electrical Equipment 0.1%
7,000	Cooper Industries, Ltd. (Class A shares)	413,000

	Electronics 0.1%
7,400	Altera Corp.(a)	144,818
1,700	Xilinx, Inc.(a)	45,900

		190,718

	Energy Equipment & Services 0.1%
21,700	Pride International, Inc.(a)	429,443

	Exchange Traded Funds 0.2%
10,340	iShares Russell 1000 Value Index Fund	626,190

	Financial Services 7.5%
44,000	Charles Schwab Corp. (The)	404,360
185,900	CIT Group, Inc.	6,950,801
175,500	Citigroup, Inc.	7,743,060
21,800	Countrywide Credit Industries, Inc.	858,702
13,800	Goldman Sachs Group, Inc.	1,286,712
10,700	Legg Mason, Inc.	569,989
7,500	MBIA, Inc.	436,575
57,300	Morgan Stanley	2,824,890
161,700	Principal Financial Group, Inc. (The)	5,816,349

		26,891,438

	Food & Staples Retailing 1.1%
153,300	Albertson’s, Inc.	3,668,469
4,300	Costco Wholesale Corp.	178,708

		3,847,177

	Food Products 1.1%
800	H.J. Heinz Co.	28,816
52,600	Kraft Foods, Inc. (Class A shares)	1,668,472
87,400	Sara Lee Corp.	1,997,964
5,300	Sysco Corp.	158,576

		3,853,828

	Gas & Pipeline Utilities 0.1%
6,400	Valero Energy Corp.	513,344

	Healthcare Equipment & Supplies 0.6%
1,700	Amgen, Inc.(a)	96,356
6,000	Boston Scientific Corp.(a)	238,380
6,400	Gilead Sciences, Inc.(a)	239,232
6,500	Guidant Corp.	429,260
4,000	MedImmune, Inc.(a)	94,800
2,500	Pfizer, Inc.	76,500
3,900	Sepracor, Inc.(a)	190,242
15,400	Watson Pharmaceuticals, Inc.(a)	453,684
8,800	Wyeth	329,120

		2,147,574

	Healthcare Providers & Services 4.4%
84,900	Aetna, Inc.	8,484,057
7,200	Anthem, Inc.(a)	628,200
70,900	HCA, Inc.	2,704,835
366,600	Tenet Healthcare Corp.(a)	3,955,614

		15,772,706

	Homebuilding 0.3%
12,600	D.R. Horton, Inc.	417,186
3,700	KB Home	312,613
5,500	Pulte Homes, Inc.	337,535

		1,067,334

	Hotels, Restaurants & Leisure 4.1%
156,900	Caesars Entertainment, Inc.(a)	2,620,230
700	Carnival Corp.	33,103
22,700	Hilton Hotels Corp.	427,668
9,600	International Game Technology	345,120
51,500	Mandalay Resort Group	3,535,475
63,200	McDonald’s Corp.	1,771,496
8,700	Starwood Hotels & Resorts Worldwide, Inc.	403,854
2,500	Wendy’s International, Inc.	84,000
137,600	Yum! Brands, Inc.	5,594,816

		14,815,762

	Household Durables 1.9%
6,600	Centex Corp.	333,036
130,900	Lennar Corp. (Class A shares)	6,230,840
9,180	Lennar Corp. (Class B shares)	402,084

		6,965,960

	Industrial Conglomerates 3.9%
252,800	General Electric Co.	8,489,024
3,900	ITT Industries, Inc.	311,961
173,800	Tyco International Ltd. (Bermuda)	5,328,708

		14,129,693

	Industrial Machinery 0.6%
4,500	Caterpillar, Inc.	362,025
12,000	Deere & Co.	774,600
14,600	Eaton Corp.	925,786

		2,062,411

	Insurance 10.6%
1,200	ACE Ltd.	48,072
89,800	Allmerica Financial Corp.(a)	2,413,824
148,200	Allstate Corp. (The)	7,112,118
15,300	Ambac Financial Group, Inc.	1,223,235
6,500	Assurant, Inc.	169,000
800	Chubb Corp. (The)	56,224
34,100	Genworth Financial, Inc.	794,530
27,000	Hartford Financial Services Group, Inc. (The)	1,672,110
256,470	MetLife, Inc.	9,912,566
4,600	Progressive Corp. (The)	389,850
7,400	Protective Life Corp.	290,894
215,200	St. Paul Travelers Cos., Inc. (The)	7,114,512

13,000	Torchmark Corp.	691,340
398,000	UnumProvident Corp.	6,244,620
1,500	WR Berkley Corp.	63,240

		38,196,135

	IT Services 3.1%
13,100	Computer Sciences Corp.	617,010
534,400	Electronic Data Systems Corp.	10,362,016
24,000	Sun Microsystems, Inc.(a)	96,960
600	SunGard Data Systems, Inc.(a)	14,262

		11,090,248

	Leisure Equipment & Products 1.1%
116,900	Eastman Kodak Co.	3,766,518

	Machinery
2,400	PACCAR, Inc.	165,888

	Media 2.2%
2,200	Comcast Corp.(a)	61,424
8,800	E.W. Scripps Co. (Class A shares)	420,464
6,700	EchoStar Communications Corp. (Class A shares)(a)	208,504
36,400	Fox Entertainment Group, Inc. (Class A shares)(a)	1,009,736
18,800	Gannett Co., Inc.	1,574,688
1,300	Knight-Ridder, Inc.	85,085
49,800	Liberty Media Corp. (Class A shares)(a)	434,256
55,600	Time Warner Cos., Inc.(a)	897,384
75,700	Viacom, Inc. (Class B shares)	2,540,492
31,600	Walt Disney Co.	712,580

		7,944,613

	Metals & Mining 1.3%
124,776	Alcoa, Inc.	4,191,226
9,800	United States Steel Corp.	368,676

		4,559,902

	Multi-Utilities & Unregulated Power 0.5%
20,900	Dominion Resources, Inc.	1,363,725
13,101	SCANA Corp.	489,191

		1,852,916

	Networking Equipment 0.1%
12,100	Juniper Networks, Inc.(a)	285,560

	Oil & Gas 6.1%
6,000	Anadarko Petroleum Corp.	398,160
11,900	Baker Hughes, Inc.	520,268
12,100	Chesapeake Energy Corp.	191,543
54,800	ChevronTexaco Corp.	2,939,472
183,100	Exxon Mobil Corp.	8,849,223
5,000	Occidental Petroleum Corp.	279,650
58,228	Sunoco, Inc.	4,307,707
74,200	Teekay Shipping Corp.	3,197,278
24,900	Unocal Corp.	1,070,700
3,400	Williams Cos., Inc. (The)	41,140

		21,795,141

	Oil Field/Equipment & Services 1.2%
33,600	ConocoPhillips	2,783,760
15,200	Devon Energy Corp.	1,079,352
44,800	Dynegy, Inc.(a)	223,552
2,700	Rowan Cos., Inc.(a)	71,280

		4,157,944

	Paper & Forest Products 0.8%
1,400	Bowater, Inc.	53,466
10,000	Georgia-Pacific Group	359,500
4,000	International Paper Co.	161,640
3,200	Smurfit-Stone Container Corp.(a)	61,984
1,200	Temple-Inland, Inc.	80,580
33,520	Weyerhaeuser Co.	2,228,410

		2,945,580

	Pharmaceuticals 0.5%
10,500	Bristol-Myers Squibb Co.	248,535
20,800	Forest Laboratories, Inc.(a)	935,584
1,800	Medicis Pharmaceutical Corp. (Class A shares)	70,272
1,200	OSI Pharmaceuticals, Inc.(a)	73,752
22,200	Schering-Plough Corp.	423,132

		1,751,275

	Railroads & Equipment 0.9%
2,300	CSX Corp.	76,360
32,900	Norfolk Southern Corp.	978,446
34,000	Union Pacific Corp.	1,992,400

		3,047,206

	Real Estate Investment Trust 2.8%
73,500	Apartment Investment & Management Co.	2,556,330
4,200	Camden Property Trust	194,040
5,700	CarrAmerica Realty Corp.	186,390
2,200	CenterPoint Properties Trust	95,876
10,400	Duke Realty Corp.	345,280
38,100	Equity Office Properties Trust	1,038,225
7,300	Equity Residential	226,300
4,600	General Growth Properties, Inc.	142,600
8,100	Kimco Realty Corp.	415,530
3,800	Liberty Property Trust	151,392
5,800	Mack-Cali Realty Corp.	256,940
24,900	New Century Financial Corp.	1,444,200
57,685	Plum Creek Timber Co., Inc.	2,020,706
17,000	ProLogis Trust	599,080
2,600	Rouse Co. (The)	173,888
4,900	United Dominion Realty Trust, Inc.	97,167

		9,943,944

	Retailing 3.7%
6,700	Abercrombie & Fitch Co. (Class A shares)	211,050
15,800	Federated Department Stores, Inc.	717,794
13,100	Home Depot, Inc. (The)	513,520
37,800	J. C. Penney Co., Inc.	1,333,584
8,600	Kohl’s Corp.(a)	414,434
14,000	May Department Stores Co. (The)	358,820

247,300	Sears, Roebuck & Co.	9,854,905

		13,404,107

	Semiconductors & Semiconductor Equipment 0.1%
2,200	Analog Devices, Inc.	85,316
9,600	Intersil Corp. (Class A shares)	152,928
500	Novellus Systems, Inc.(a)	13,295

		251,539

	Software 3.1%
312,600	Computer Associates International, Inc.	8,221,380
66,600	Microsoft Corp.	1,841,490
66,500	Oracle Corp.(a)	750,120
2,700	Take-Two Interactive Software, Inc.(a)	88,695
4,800	VERITAS Software Corp.(a)	85,440

		10,987,125

	Specialty Retail 0.2%
10,300	Lowe’s Cos., Inc.	559,805
1,900	Ross Stores, Inc.	44,536
5,200	Staples, Inc.	155,064

		759,405

	Supplier & Networking Equipment 0.1%
93,200	Lucent Technologies, Inc.(a)	295,444
11,700	Tellabs, Inc.(a)	107,523

		402,967

	Telecommunications Services 2.3%
18,820	AT&T Corp.	269,502
21,000	AT&T Wireless Services, Inc.(a)	310,380
31,200	BellSouth Corp.	846,144
19,000	Corning, Inc.(a)	210,520
98,400	SBC Communications, Inc.	2,553,480
105,500	Verizon Communications, Inc.	4,154,590

		8,344,616

	Textiles, Apparel & Luxury Goods 0.8%
58,700	Jones Apparel Group, Inc.	2,101,460
9,000	Nike, Inc. (Class B shares)	709,200

		2,810,660

	Thrifts & Mortgage Finance 3.3%
5,200	Astoria Financial Corp.	184,548
5,400	Doral Financial Corp.	223,938
94,400	Freddie Mac	6,158,656
130,400	Washington Mutual, Inc.	5,096,032

		11,663,174

	Tobacco 3.0%
230,200	Altria Group, Inc.	10,828,608

	Toys & Amusements 0.3%
21,200	Hasbro, Inc.	398,560

35,100	Mattel, Inc.	636,363

		1,034,923

	Trading Companies & Distributors 0.1%
3,500	W.W. Grainger, Inc.	201,775
	Wireless Telecommunication Services 0.2%

36,800	Nextel Communications, Inc. (Class A shares)(a)	877,312

	Total long-term investments (cost $284,265,415)	353,203,729

	SHORT-TERM INVESTMENT 2.1%
	Mutual Fund
7,606,843	Dryden Core Investment Fund-Taxable Money Market Series (cost $7,606,843)	7,606,843

	Total Investments 100.8% (cost $291,872,258(b))	360,810,572
	Liabilities in excess of other assets (0.8%)	(2,848,273)

	Net Assets 100%	$357,962,299

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $292,356,450; accordingly, net unrealized appreciation on investments for federal income tax purposes was $68,454,122 (gross unrealized appreciation - $75,901,031; gross unrealized depreciation - $7,446,909). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Small Capitalization Growth Portfolio Schedule of Investments As of September 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS 95.0%
	Common Stocks
	Aerospace & Defense 0.6%
18,200	Engineered Support Systems, Inc.	$830,648

	Air Freight & Logistics 1.6%
39,314	Forward Air Corp.(a)	1,573,346
47,947	Vitran Corporation, Inc.(a)	712,972

		2,286,318

	Automobiles 1.2%
28,765	Monaco Coach Corp.	622,762
29,362	Winnebago Industries, Inc.	1,017,100

		1,639,862
	Banking & Finance 0.7%
20,520	PrivateBancorp, Inc.	553,219
17,000	Signature Bank(a)	454,750

		1,007,969

	Biotechnology 1.5%
42,019	Connetics Corp.(a)	1,135,353
17,150	Discovery Laboratories, Inc.(a)	114,905
15,048	IDEXX Laboratories, Inc.(a)	763,536
31,000	Oscient Pharmaceuticals Corp.(a)	110,050

		2,123,844

	Building Materials 0.4%
34,000	Beacon Roofing Supply, Inc.(a)	557,600

	Business Services 1.8%
92,951	Digital Insight Corp.(a)	1,266,923
65,800	Lionbridge Technologies(a)	565,222
36,290	Marlin Business Services, Inc.(a)	680,800

		2,512,945

	Capital Markets 1.3%
33,527	Jefferies Group, Inc.	1,155,676
17,477	Piper Jaffray Companies, Inc.(a)	691,914

		1,847,590

	Commercial Banks 1.8%
28,400	Nara Bancorp, Inc.	572,260
67,250	Southwest Bancorporation of Texas, Inc.	1,354,415
10,151	Wintrust Financial Corp.	581,449

		2,508,124

	Commercial Services & Supplies 3.3%
29,729	Education Management Corp.(a)	791,981
68,479	FTI Consulting, Inc.(a)	1,294,253
88,200	Kforce, Inc.(a)	739,116
23,470	Laureate Education, Inc.(a)	873,553
43,350	Navigant Consulting, Inc.(a)	951,966

		4,650,869

	Communications Equipment 3.0%
79,755	Andrew Corp.(a)	976,201
21,800	Applied Signal Technology, Inc.	697,382
60,832	Avocent Corp.(a)	1,583,457
25,976	Inter-Tel, Inc.	561,601
180,200	NTN Communications, Inc.(a)	468,520

		4,287,161

	Computers & Peripherals 1.6%
37,350	Dynamex, Inc.(a)	643,914
41,450	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	684,754
48,800	NetSolve, Inc.(a)	528,504
80,800	Synplicity, Inc.(a)	416,928

		2,274,100

	Construction & Engineering 1.1%
42,177	Jacobs Engineering Group, Inc.(a)	1,614,957

	Diversified Financial Services 2.8%
28,167	Affiliated Managers Group, Inc.(a)	1,508,061
43,730	Financial Federal Corp.(a)	1,639,001
18,607	Gabelli Asset Management, Inc. (Class A shares)	797,310

		3,944,372

	Diversified Telecommunication Services 0.4%
22,100	SafeNet, Inc.(a)	582,998

	Drugs & Healthcare 0.4%
32,675	Enzon Pharmaceuticals, Inc.(a)	521,166

	Electronic Equipment & Instruments 5.1%
23,820	BEI Technologies, Inc.	652,668
53,674	Benchmark Electronics, Inc.(a)	1,599,485
18,500	Ceradyne, Inc.(a)	812,335
23,178	Global Imaging Systems, Inc.(a)	720,372
16,885	Littelfuse, Inc.(a)	583,039
47,474	Photon Dynamics, Inc.(a)	963,722
27,508	Rogers Corp.(a)	1,168,815
49,150	Sypris Solutions, Inc.	670,898

		7,171,334

	Energy Equipment & Services 4.2%
44,834	Cal Dive International, Inc.(a)	1,596,986
17,525	Cooper Cameron Corp.(a)	961,071
157,800	Grey Wolf, Inc.(a)	771,642
17,048	Hydril Co.(a)	732,212
27,270	Maverick Tube Corp.(a)	840,189
51,600	Patterson-UTI Energy, Inc.	984,012

		5,886,112

	Exchange Traded Funds 0.6%
14,900	iShares Russell 2000 Growth Index Fund
		873,140

	Food & Staples Retailing 0.7%
25,663	Performance Food Group Co.(a)	608,213
48,290	Wild Oats Markets, Inc.(a)	417,226

		1,025,439

	Food Products 0.5%
84,194	SunOpta, Inc. (Canada)(a)	655,029

	Healthcare Equipment & Supplies 6.3%
26,778	Advanced Neuromodulation Systems, Inc.(a)	812,712
25,697	American Medical Systems Holdings, Inc.(a)	932,030
21,420	ArthroCare Corp.(a)	627,392
38,000	Closure Medical Corp.(a)	541,120
28,423	Edwards Lifesciences Corp.(a)	952,171
42,400	Endocardial Solutions, Inc.(a)	490,568
31,200	Hologic, Inc.(a)	601,224
20,745	Inamed Corp.(a)	988,914
15,520	Intuitive Surgical, Inc.(a)	384,120
119,600	Orthovita, Inc.(a)	535,210
56,520	PSS World Medical, Inc.(a)	567,461
115,200	Spectranetics Corp. (The)(a)	588,672
98,450	ThermoGenesis Corp.(a)	472,560
45,468	Thoratec Corp.(a)	437,402

		8,931,556

	Healthcare Providers & Services 3.6%
6,800	Amedisys, Inc.(a)	203,660
24,760	America Service Group, Inc.(a)	1,016,151
15,596	AmSurg Corp. (Class A shares)(a)	330,323
28,049	HealthExtras, Inc.(a)	391,003
35,900	Kindred Healthcare, Inc.(a)	875,960
18,527	LifePoint Hospitals, Inc.(a)	555,995
44,740	Priority Healthcare Corp. (Class B shares)(a)	901,511
40,200	Providence Service Corp. (The)(a)	778,674

		5,053,277

	Hotels, Restaurants & Leisure 2.7%
72,628	Alliance Gaming Corp.(a)	1,093,778
66,542	RARE Hospitality International, Inc.(a)	1,773,344
32,748	Ruby Tuesday, Inc.	912,687

		3,779,809

	Household Durables 0.8%
25,065	Toll Brothers, lnc.(a)	1,161,261

	Insurance 2.9%
38,350	Affirmative Insurance Holdings, Inc.(a)	605,163
31,166	American Medical Security Group, Inc.(a)	997,000
33,906	Infinity Property & Casualty Corp.	1,001,245
31,160	LabOne, Inc.(a)	910,807
17,910	ProAssurance Corp.(a)	627,208

		4,141,423

	Internet Software & Services 4.0%
21,170	InfoSpace, Inc.(a)	1,003,246
28,300	J2 Global Communications, Inc.(a)	893,997
34,200	Jupitermedia Corp.(a)	608,760
73,950	Keynote Systems, Inc.(a)	1,047,132
155,937	ValueVision Media, Inc. (Class A shares)(a)	2,087,997

		5,641,132

	IT Services 1.6%
111,751	Ciber, Inc.(a)	840,367
50,213	Keane, Inc.(a)	771,272
31,100	Radware Ltd.(a)	684,200

		2,295,839

	Leisure Equipment & Products 1.4%
122,650	Image Entertainment, Inc.(a)	507,771
62,400	K2, Inc.(a)	892,944
33,110	Multimedia Games, Inc.(a)	513,205

		1,913,920

	Machinery 0.4%
20,850	Wabash National Corp.(a)	572,750

	Media 5.3%
79,100	CNET Networks, Inc.(a)	723,765
45,889	Cox Radio, Inc.(a)	684,664
126,700	Digitas, Inc.(a)	979,391
45,811	Emmis Communications Corp. (Class A shares)(a)	827,347
81,000	Entravision Communications Corp.(a)	616,410
17,030	Getty Images, Inc.(a)	941,759
91,769	Mediacom Communications Corp.(a)	599,252
223,953	Valueclick Inc.(a)	2,114,115

		7,486,703

	Metals & Mining 0.3%
18,400	Brush Engineered Materials, Inc. (a)	381,064

	Multiline Retail 1.0%
34,401	99 Cents Only Stores, Inc.(a)	489,526
55,284	Fred’s, Inc.	992,901

		1,482,427

	Office Equipment & Supplies 1.0%
74,600	Scientific Games Corp.(a)	1,424,860

	Oil & Gas 2.3%
12,892	Forest Oil Corp.	388,307
40,600	Oil States International, Inc.(a)	759,220
62,200	Superior Energy Services, Inc.(a)	803,624
25,000	Unit Corp.(a)	877,000
17,080	Western Gas Resoures, Inc.	488,317

		3,316,468

	Patent Owners & Lessors 0.4%
107,900	SRS Labs, Inc.(a)	574,028

	Pharmaceuticals 3.1%
37,950	Alexion Pharmaceuticals, Inc.(a)	683,099
12,650	Atherogenics, Inc.(a)	416,818
28,950	Bradley Prarmaceuticals, Inc.(a)	589,133
39,000	Cypress Bioscience, Inc.(a)	455,130
127,050	Durect Corp.(a)	177,870
76,351	Nabi Biopharmaceuticals (a)	1,021,576
32,000	QLT, Inc. (Canada)(a)	532,800
21,500	Rigel Pharmaceuticals, Inc.(a)	543,950

		4,420,376

	Real Estate Investment Trusts 1.0%
39,150	BioMed Realty Trust, Inc.	688,649
33,500	Saxon Capital, Inc. (a)	720,250

		1,408,899

	Road & Rail 0.6%
27,750	Old Dominion Freight Line, Inc.(a)	799,478

	Semiconductors & Semiconductor Equipment 5.4%
29,100	FormFactor, Inc.(a)	563,667
55,738	Intersil Corp. (Class A shares)	887,906
99,211	Kopin Corp.(a)	403,789
43,900	Microsemi Corp. (a)	618,990
37,700	Mykrolis Corp.(a)	379,639
63,450	O2Micro International, Ltd.(a)	681,453
46,560	Semtech Corp.(a)	892,556
34,300	Sigmatel, Inc.(a)	727,503
51,150	Silicon Image, Inc.(a)	646,536
19,459	Silicon Laboratories, Inc.(a)	643,898
40,800	Ultratech, Inc.(a)	639,336
37,850	Zoran Corp.(a)	595,002

		7,680,275

	Software 9.4%
39,335	Altiris, Inc.(a)	1,244,953
44,650	Catapult Communications Corp.(a)	841,206
73,592	Embarcadero Technologies, Inc.(a)	622,588
22,706	Factset Research Systems, Inc.	1,094,429
54,383	Fair Isaac Corp.	1,587,983
53,253	Filenet Corp.(a)	929,797
32,994	Hyperion Solutions Corp.(a)	1,121,466
129,039	Informatica Corp.(a)	754,878
32,259	Jack Henry & Associates, Inc.	605,501
23,629	Kronos, Inc.(a)	1,046,528
138,709	Logicvision, Inc.(a)	234,418
18,853	Macrovision Corp.(a)	453,980
45,850	Merge Technologies, Inc.(a)	791,371
34,950	Open Solutions, Inc.(a)	872,702
64,220	Serena Software, Inc.(a)	1,074,401

		13,276,201

	Specialty Retail 5.9%
54,475	Aaron Rents, Inc. (Class B shares)	1,185,375

109,800	Casual Male Retail Group, Inc.(a)	575,352
60,050	Charlotte Russe Holding, Inc.(a)	689,374
26,150	Cost Plus, Inc.(a)	925,187
73,200	Ezcorp, Inc.(a)	636,913
16,000	Guitar Center, Inc.(a)	692,800
30,525	Jos. A. Bank Clothiers, Inc.(a)	844,932
36,650	Linens ‘n Things, Inc.(a)	849,181
13,250	Peet’s Coffee & Tea, Inc.(a)	309,918
30,538	PETCO Animal Supplies, Inc.(a)	997,371
21,665	Tractor Supply Co.(a)	681,148

		8,387,551

	Textiles, Apparel & Luxury Goods 1.0%
86,265	Ashworth, Inc.(a)	707,373
17,210	Oxford Industries, Inc.	641,073

		1,348,446

	Total long-term investments (cost $128,098,791)	134,279,320

	SHORT-TERM INVESTMENT 4.9%
	Mutual Fund
6,906,823	Dryden Core Investment Fund — Taxable Money Market Series (cost $6,906,823)	6,906,823

	Total Investments 99.9% (cost $135,005,614 (b))	141,186,143
	Other assets in excess of liabilities 0.1%	178,904

	Net Assets 100.0%	$141,365,047

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $135,978,647; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,207,496 (gross unrealized appreciation - $15,349,723; gross unrealized depreciation - $10,142,227). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Small Capitalization Value Portfolio Schedule of Investments
As of September 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS 97.2%
	Common Stocks
	Aerospace/Defense 1.8%
21,400	Curtiss-Wright Corp.	$1,224,722
43,050	Moog, Inc. (Class A shares)(a)	1,562,715
20,400	Precision Castparts Corp.	1,225,020

		4,012,457

	Airlines 0.5%
70,000	SkyWest, Inc.	1,053,500

	Auto Related 2.4%
48,500	ArvinMeritor, Inc.	909,375
90,800	CSK Auto Corp.(a)	1,209,456
33,100	Snap-On, Inc.	912,236
37,800	United Auto Group, Inc.	948,402
36,600	Winnebago Industries, Inc.	1,267,824

		5,247,293

	Banks 4.6%
42,500	BancorpSouth, Inc.	977,075
96,800	BankUnited Financial Corp. (Class A shares)(a)	2,821,720
31,100	Commercial Federal Corp.	839,078
50,000	Fremont General Corp.	1,157,500
21,200	Hibernia Corp. (Class A shares)	559,892
25,900	Hudson United Bancorp	954,415
46,725	Old National Bancorp / IN	1,160,649
44,000	Susquchanna Bancshares, Inc.	1,082,400
32,340	Washington Federal, Inc.	813,351

		10,366,080

	Beverages 0.9%
14,200	Adolph Coors Co.	964,464
52,200	PepsiAmericas, Inc.	997,020

		1,961,484

	Building Products 0.3%
49,900	Lennox International, Inc.	745,506

	Business Services 3.4%
151,700	Administaff, Inc.(a)	1,774,890
142,000	Allied Waste Industries, Inc.(a)	1,256,700
26,000	Banta Corp.	1,033,500
31,000	Harland John H. Co.	971,850
44,600	Kelly Services, Inc. (Class A shares)	1,191,266
43,000	Republic Services, Inc.	1,279,680

		7,507,886

	Chemicals 3.3%
29,000	Lubrizol Corp. (The)	1,003,400

81,400	Methanex Corp.	1,226,698
61,000	RPM International, Inc.	1,076,650
30,700	Scotts Co. (The) (Class A shares)(a)	1,969,405
50,000	Scnsient Technologies Corp.	1,082,000
19,200	Valspar Corp. (The)	896,256

		7,254,409

	Commercial Services & Supplies 0.3%
16,500	School Specialty, Inc.(a)	650,265

	Construction & Engineering 0.8%
60,000	Chicago Bridge & Iron Co. (Netherlands)	1,799,400

	Containers & Packaging 0.5%
65,000	Rock-Tenn Co. (Class A shares)	1,023,100

	Cosmetics & Toiletries 1.1%
72,700	Chattem, Inc.(a)	2,344,575

	Diversified Financial Services 0.4%
35,400	GATX Corp.	943,764

	Drugs & Healthcare 8.5%
32,800	Arrow International, Inc.	980,720
35,325	Barr Pharmaceuticals, Inc.(a)	1,463,515
59,700	Cooper Companies, Inc. (The)	4,092,434
70,400	Covance, Inc.(a)	2,813,888
91,050	K-V Pharmaceutical Co. (Class B shares)(a)	1,677,141
54,400	Pediatrix Medical Group, Inc.(a)	2,983,840
85,800	Pharmaceutical Product Development, Inc.(a)	3,088,800
84,700	Serologicals Corp.(a)	1,976,051

		19,076,389

	Electric Utilities 2.0%
52,000	Cleco Corp.	896,480
117,900	PNM Resources, Inc.	2,653,929
41,400	Westar Energy, Inc.	836,280

		4,386,689

	Electrical Equipment 0.4%
36,900	Acuity Brands, Inc.	877,113

	Electronics 3.1%
71,800	Checkpoint Systems, Inc.(a)	1,117,926
77,600	FLIR Systems, Inc.(a)	4,539,600
177,600	Sanmina-SCI Corp.(a)	1,252,080

		6,909,606

	Financial Services 5.4%
154,700	AmeriCredit Corp.(a)	3,230,136
36,200	Eaton Vance Corp.	1,462,118
39,800	Global Payments, Inc.	2,131,290
74,600	Jefferies, Group, Inc.	2,571,462
61,050	Raymond James Financial, Inc.	1,472,526
7,600	Student Loan Corp. (The)	1,077,300

		11,944,832

	Food & Staples Retailing 0.9%
52,700	Casey’s General Stores, Inc.	979,693
48,700	Ruddick Corp.	956,468

		1,936,161

	Food Products 1.2%
23,100	Corn Products International, Inc.	1,064,910
32,400	Fresh Del Monte Produce, Inc.	807,084
19,100	Lancaster Colony Corp.	805,352

		2,677,346

	Gas & Pipeline Utilities 3.9%
38,400	Atmos Energy Corp.	967,296
57,400	Cascade Natural Gas Corp.	1,218,602
32,500	Northwest Natural Gas Co.	1,031,225
62,300	ONEOK, Inc.	1,621,046
25,000	Peoples Energy Corp.	1,042,000
25,100	UGI Corp.	935,226
39,400	Vectren Corp.	992,092
34,000	WGL Holdings, Inc.	960,840

		8,768,327

	Health Care Equipment & Supplies 0.4%
19,800	Invacare Corp.	910,800

	Health Care Providers & Services 1.8%
41,600	Accredo Health, Inc.(a)	980,512
64,700	American Healthways, Inc.(a)	1,883,417
91,000	Select Medical Corp.	1,222,130

		4,086,059

	Home Builder 1.8%
101,200	Hovnanian Enterprises, Inc. (Class A shares)(a)	4,058,120

	Hotels, Restaurants & Leisure 2.5%
35,000	Bob Evans Farms, Inc.	950,600
42,500	Brinker International, Inc.(a)	1,323,875
53,200	Intrawest Corp. (Canada)	1,007,608
35,500	Landry’s Restaurants, Inc.	968,795
52,950	Sonic Corp.(a)	1,357,109

		5,607,987

	Household Durables 2.2%
13,750	M.D.C. Holdings, Inc.	1,005,125
25,000	M/I Homes Inc.	1,061,000
47,500	Maytag Corp.	872,575
25,100	Meritage Corp.(a)	1,972,860

		4,911,560

	Industrial Conglomerates 0.4%
21,500	Teleflex, Inc.	913,750

	Insurance 4.8%
33,900	American Financial Group, Inc.	1,013,271
22,000	AmerUs Group Co.	902,000
39,500	Commerce Group, Inc. (The)	1,911,800
51,450	Delphi Financial Group, Inc. (Class A shares)	2,066,747
25,000	LandAmerica Financial Group, Inc.	1,137,500

50,500	Philadelphia Consolidated Holding Corp.(a)	2,783,560
23,000	Protective Life Corp.	904,130

		10,719,008

	Leisure Related 1.9%
77,300	Callaway Golf Co.	817,061
41,700	CEC Entertainment, Inc.(a)	1,532,475
74,900	WMS Industries, Inc.(a)	1,924,181

		4,273,717

	Machinery 3.8%
29,800	Albany International Corp. (Class A shares)	888,338
36,000	Barnes Group, Inc.	988,920
34,500	Crane Co.	997,740
19,900	Harsco Corp.	893,510
33,000	Lincoln Electric Holdings, Inc.	1,034,880
37,000	Regal-Beloit Corp.	895,030
22,000	Tecumseh Products Co. (Class A shares)	921,140
49,000	Valmont Industries, Inc.	1,022,630
26,000	York International Corp.	821,340

		8,463,528

	Marine 0.4%
25,800	Alexander & Baldwin, Inc.	875,652

	Medical & Dental Supplies 0.5%
41,500	Owens & Minor, Inc.	1,054,100

	Metals & Mining 2.2%
70,300	Agnico-Eagle Mines Ltd. (Canada)	1,003,884
30,600	Arch Coal, Inc.	1,085,994
66,400	Goldcorp, Inc. (Canada)	920,304
45,000	Massey Energy Co.	1,301,850
11,400	Quanex Corp.	584,592

		4,896,624

	Multimedia 4.2%
44,900	Handleman Co.	918,654
55,100	Harman International Industries, Inc.	5,937,025
41,700	Scholastic Corp.(a)	1,288,113
172,500	Sinclair Broadcast Group, Inc. (Class A shares)	1,259,250

		9,403,042

	Multi-Utilities & Unregulated Power 0.5%
40,200	National Fuel Gas Co.	1,138,866

	Oil & Gas 1.1%
9,600	Frontier Oil Corp.	226,656
400	Holly Corp.	10,200
76,400	Range Resources Corp.	1,336,236
31,000	Western Gas Resoures, Inc.	886,290

		2,459,382

	Oil & Gas Exploration/Production 7.7%
107,500	Cabot Oil & Gas Corp.	4,826,749
132,800	Chesapeake Energy Corp.	2,102,224
20,000	Energen Corp.	1,031,000
25,000	Frontline Ltd. (Bermuda)	1,179,750

27,000	Nicor, Inc.	990,900
2,400	Ship Finance International Ltd.(Bermuda)	48,240
30,000	St. Mary Land & Exploration Co.	1,194,300
31,000	Teekay Shipping Corp.	1,335,790
83,400	Swift Energy Co.(a)	1,998,264
40,000	Tidewater, Inc.	1,302,000
60,000	Vintage Petroleum, Inc.	1,204,200

		17,213,417

	Paper & Forest Products 0.5%
24,000	Potlatch Corp.	1,123,440

	Pharmaceuticals 0.6%
103,564	Nabi Biopharmaceuticals(a)	1,385,686

	Real Estate Investment Trusts 4.7%
52,500	Annaly Mortgage Management, Inc.	899,325
41,000	Entertainment Properties Trust	1,549,800
44,900	Equity One, Inc.	880,938
23,900	First Industrial Realty Trust, Inc.	881,910
23,400	Healthcare Realty Trust, Inc.	913,536
82,500	HRPT Properties Trust	906,675
46,800	Nationwide Health Properties, Inc.	971,100
41,000	New Plan Excel Realty Trust	1,025,000
21,400	Shurgard Storage Centers, Inc.	830,320
30,500	SL Green Realty Corp.	1,580,205

		10,438,809

	Retail Apparel 0.8%
36,000	Brown Shoe Co., Inc.	902,160
39,000	Burlington Coat Factory Warehouse Corp.	827,970

		1,730,130

	Road & Rail 0.8%
28,000	Arkansas Best Corp.	1,025,360
22,900	USF Corp.	821,881

		1,847,241

	Specialty Retail 0.9%
42,400	Borders Group, Inc.	1,051,520
48,500	Movie Gallery, Inc.	850,205

		1,901,725

	Telecommunications 2.2%
315,500	American Tower Corp. (Class A shares)(a)	4,842,925

	Textiles & Apparel 1.7%
22,100	Kellwood Co.	805,545
97,600	Phillips-Van Heusen Corp.	2,174,528
53,000	Russell Corp.	892,520

		3,872,593

	Thrifts & Mortgage Finance 1.4%
51,300	Accredited Home Lenders Holding Co.(a)	1,976,076
30,000	Astoria Finacial Corp.	1,064,700

		3,040,776

	Tobacco 0.8%
41,000	Loews Corp. - Carolina Group	999,170
20,000	Universal Corp.	892,800

		1,891,970

	Trading Companies & Distributors 0.9%
69,000	Watsco, Inc.	2,072,070

	Total long-term investments (cost $166,185,714)	216,619,159

	SHORT-TERM INVESTMENT 2.8%
	Mutual Fund 2.8%
6,300,066	Dryden Core Investment Fund—Taxable Money Market Series (cost $6,300,066)	6,300,066

	Total Investments 100.0% (cost $172,485,780) (b)	222,919,225
	Other assets in excess of liabilities 0.1%	54,543

	Net Assets 100.0%	$222,973,768

(a)	Non-income producing security

(b)	The United States federal income tax basis of the Fund’s investments was $173,202,642; accordingly, net unrealized appreciation on investments for federal income tax purposes was $49,716,583 (gross unrealized appreciation - $53,598,398; gross unrealized depreciation - $3,881,815). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Target International Equity Portfolio Schedule of Investments
As of September 30, 2004 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS 96.2%
	Common Stocks – 95.6%
	Finland 4.8%
573,000	Nokia OYJ	$7,885,259
162,900	Stora Enso OYJ (Class R shares)	2,201,261

		10,086,520

	France 10.5%
79,100	Carrefour SA	3,720,432
185,727	Credit Agricole SA	5,065,578
30,800	Lagardere SCA	1,910,385
73,475	Sanofi-Synthelabo SA	5,329,347
30,285	Total SA	6,168,691

		22,194,433

	Germany 11.4%
59,700	BASF AG	3,507,172
302,000	Deutsche Telekom AG(a)	5,588,751
60,900	E.ON AG	4,481,540
44,300	Muenchener Rueckversicherungs - Gesellschaft AG	4,253,092
40,700	Schering AG	2,562,855
48,900	Siemens AG	3,583,294

		23,976,704

	Ireland 4.1%
116,626	Allied Irish Banks PLC	1,942,432
264,700	Bank of Ireland	3,565,531
131,751	CRH PLC	3,148,720

		8,656,683

	Italy 3.1%
238,200	ENI-Entre Nazionale Idrocarburi SpA	5,337,033
532,000	Terna SpA	1,265,325

		6,602,358

	Japan 15.5%
28,530	Acom Co., Ltd.	1,765,409
4,450	Aiful Corp.	436,461
386	East Japan Railway Co.	1,996,280
57,800	Fanuc, Ltd.	3,041,691
221,000	Mitsubishi Estate Co., Ltd.	2,305,947
37,000	NEC Electronics Corp.	1,890,033
406,100	Nissan Motor Co., Ltd.	4,421,540
339,000	Nomura Holdings, Inc.	4,352,266
1,552	NTT DoCoMo, Inc.	2,633,253
81,300	Shin-Etsu Chemical Co., Ltd.	2,921,091
334,000	Sumitomo Trust & Banking Co., Ltd.	1,975,847
40,500	Takeda Chemical Industries, Ltd.	1,837,318
891,000	Tokyo Gas Co., Ltd.	3,160,922

		32,738,058

	Netherlands 6.5%
65,036	Heineken NV	1,957,979
154,719	Philips Electronics NV	3,543,449
157,600	Royal Dutch Petroleum Co.	8,117,305

		13,618,733

	Norway 1.8%
158,500	DBN NOR ASA	1,253,825
180,600	Statoil ASA	2,589,007

		3,842,832

	Singapore 1.4%
354,850	Overseas-Chinese Banking Corp., Ltd.	2,950,760

	Spain 2.0%
101,800	Altadis SA	3,464,335
13,100	Antena 3 Television SA(a)	779,668

		4,244,003

	Switzerland 6.2%
71,700	Compagnie Financiere Richemont AG	1,983,851
147,000	Credit Suisse Group	4,691,239
75,700	Swiss Reinsurance(a)	4,355,766
27,700	UBS AG(a)	1,949,892

		12,980,748

	United Kingdom 28.3%
481,400	Barclays PLC	4,616,919
352,800	BP PLC	3,367,606
256,612	Cadbury Schweppes PLC	1,973,496
355,899	Diageo PLC	4,443,714
47,200	EMAP PLC	643,142
367,500	GlaxoSmithKline PLC	7,920,258
488,548	HSBC Holdings PLC(a)	7,753,130
120,660	Imperial Tobacco Group PLC	2,628,815
196,640	Kesa Electricals PLC	1,006,998
163,600	Marks & Spencer Group PLC	1,015,425
374,100	Prudential PLC	3,049,669
592,500	Rentokil Initial PLC	1,613,597
71,300	Rio Tinto PLC	1,917,249
201,200	Royal Bank of Scotland Group PLC	5,810,736
82,000	Smiths Group PLC	1,101,002
269,700	Unilever PLC	2,194,939
3,614,700	Vodafone Group PLC	8,650,440

		59,707,135

	Total Common Stocks (cost $178,044,711)	201,598,967

	PREFERRED STOCK 0.6%
	Germany
1,780	Porsche AG (cost $839,859)	1,152,469

	Total long-term investments (cost $178,884,570)	$202,751,436

Principal Amount (000)
	SHORT-TERM INVESTMENT 2.7%
	U.S. Government Obligations
	U.S. Treasury Bills,
$5,762	11/4/04(b) (cost $5,753,761)	$5,753,761

	Total Investments 98.9% (cost $184,638,331; (c))	208,505,197
	Other assets in excess of liabilities 1.1%	2,247,420

	Net Assets 100.0%	$210,752,617

(a)	Non-Income producing security.

(b)	Yield range from 0.90% to 1.04%. Rate quoted represents yield-to-maturity based on various purchase dates.

(c)	The United States federal income tax basis of the Fund’s investments was $185,513,692; and net unrealized appreciation on investments for federal income tax purposes was $22,991,505 (gross unrealized appreciation - $29,675,663; gross unrealized depreciation - $6,684,158). The difference between book and tax basis is attributable to deferred losses on wash sales.

Target International Equity Portfolio

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2004 were as follows:

Banks	19.8%
Energy-Integrated	12.2
Drugs	9.2
Telecommunications	8.7
Producer Manufacturing	6.4
Insurance	5.5
Alcohol & Tobacco	5.0
Technology Hardware	3.7
Financial Services	3.1
Food & Beverage	2.9
U.S. Government Obligations	2.7
Utilities – Electric	2.7
Retail & Apparel	2.7
Automotive	2.6
Chemicals	2.3
Utilities - Gas	1.5
Housing	1.5
Real Estate	1.1
Consumer Discretionary	0.9
Leisure & Entertainment	0.9
Metals	0.9
Rail	0.9
Components & Semiconductors	0.9
Commercial Services	0.8

98.9
Other assets in excess of liabilities	1.1

100.0%

International Bond Portfolio Schedule of Investments
As of September 30, 2004 (Unaudited)

Principal Amount		Description	Value
LONG-TERM INVESTMENTS 89.6%
Canada 1.8%
		Canada Treasury Bill
CAD	1,000	2.37%, 2/10/05(a)	$782,893

Denmark 0.5%
		Danish Gov’t. Bonds,
DKK	1,100	6.00%, 11/15/11	207,861

Eurobonds 54.8%
		Arena BV, Series 2003-I, Class A2,
EUR	500	4.30%, 5/19/55(c)	635,589
		Argo Mortgage Ser. L, Series 1, Class A,
	320	2.38%, 10/28/36(c)	398,069
		Atlantes Mortgage PLC, Series 1, Class A,
	259	2.38%, 1/17/36(c)	322,573
		Austrian Gov’t, Bonds,
	511	7.25%, 5/3/07	702,388
	560	4.00%, 7/15/09	717,189
		Bayerische Hypo-und Vereinsbank AG,
	400	4.75%, 9/19/07	521,367
		Chase CCMT, Series 1998-4, Class A,
	300	5.00%, 8/15/08	394,844
		Chester Asset Receivables,
	500	6.125%, 10/15/10	698,687
		Citibank Credit Card Issuance Trust, Series 2001-A4
	650	5.375%, 4/11/11	875,920
		Credit Suisse Group Capital Guernsey V Ltd.,
	80	6.905%, 11/29/49(b)	114,516
		DePfa Deutsche Pfandbriefbank AG,
	200	5.00%, 2/3/05	250,697
		Deutsche Genossenschaft Hypothekebank,
	300	5.75%, 1/22/07	396,818
		Deutsche Telekom International Finance BV,
	70	7.50%, 1/24/33	111,544
		Dutch MBS BV, Series-X, Class A,
	500	2.40%, 10/2/79(c)	624,353
		Finnish Gov’t. Bonds,
	1,590	2.75%, 7/4/06	1,981,895
	1,450	5.375%, 7/4/13	1,993,029
	2,010	4.25%, 7/4/15	2,532,564
		French Gov’t. Bond,
	1,190	4.50%, 7/12/06	1,527,006
		French Gov’t. Bonds,
	580	5.75%, 10/25/32	843,021
		German Gov’t. Bond,
	1,460	4.50%, 8/17/07	1,895,588
		Goldman Sachs Group, Inc. (The),
	80	5.125%, 4/24/13	104,106
		Hilton Group Finance PLC,
	60	6.50%, 7/17/09	83,034
		Inter-American Development Bank,
	900	5.50%, 3/30/10	1,232,929
		Linde Finance BV,

	60	6.00%, 7/29/49(b)	80,978
		MBNA Credit Card Master Trust, Series 2002-A2, Class A,
	550	5.60%, 7/17/14	750,249
		Mizuho Finance Group Cayman Ltd.,
	100	4.75%, 4/15/14(b)	127,497
		Netherlands Gov’t. Bonds
	600	3.75%, 7/15/09	761,367
	400	7.50%, 1/15/23	682,389
		Permanent Financing PLC,
	500	5.10%, 6/11/07	653,354
		Portuguese Obrigacoes do Tesouro OT
	1,320	3.00%, 7/17/06	1,650,101
		RBS Capital Trust II, Class A,
	50	6.467%, 12/29/49(b)	70,192
		Royal Bank of Scotland PLC (The),
	40	6.125%, 2/5/13	56,350
		SLM Student Loan Trust (The),
	250	3.80%, 6/17/10	311,853
		Tyco International Group S.A.,
	150	4.375%, 11/19/04	186,758
		Zurich Finance (USA), Inc.,
	100	5.75%, 10/2/23(c)	132,123

			24,420,937

Japan 14.2%
		Japanese Gov’t. Bonds,
JPY	246,000	0.60%, 9/20/08	2,245,235
	187,000	0.60%, 3/20/09	1,701,319
	9,000	1.50%, 12/20/11	84,223
	14,000	1.50%, 3/20/12	130,645
	94,000	1.20%, 9/20/12	854,098
	145,000	1.40%, 12/20/13	1,319,994

			6,335,514

New Zealand 12.1%
		New Zealand Gov’t. Bonds,
NZD	2,600	8.00%, 11/15/06	1,816,267
	5,120	7.00%, 7/15/09	3,578,198

			5,394,465

Sweden 1.1%
		Swedish Gov’t. Bond,
SEK	3,250	5.00%, 1/28/09	470,076

United Kingdom 4.9%
GBP		European Investment Bank,
	5	7.625%, 12/7/06	9,536
		United Kingdom Treasury Stocks,
	390	4.25%, 6/7/32	663,804
	820	4.75%, 12/7/38	1,528,938

			2,202,278

United States 0.2%
		France Telecom S.A.,
USD	70	9.25%, 3/1/31 (d)	92,810

		Total long-term investments (cost US$37,128,826)	39,906,834

SHORT-TERM INVESTMENTS 10.9%
United States Government Obligations 0.3%
		United States Treasury Bill
	150	1.70%, 12/23/04(a)(d)	149,427

Shares
Mutual Fund 10.6%
	4,716,628	Dryden Core Investment Fund-Taxable Money Market Series	4,716,628

-		Total short-term investments (cost US$4,866,043)	4,866,055

		Total Investments 100.5% (cost US$41,994,869) (e)	44,772,889
		Liabilities in excess of other assets (0.5%)	(201,995)

		Net Assets 100.0%	$44,570,894

Portfolio securities are classified according to the securities currency denomination.

CAD – Canadian Dollar.

DKK – Danish Krone.

EUR – Euro.

GBP – British Pound.

JPY – Japanese Yen.

NZD – New Zealand Dollar.

SEK – Swedish Krona.

USD – United States Dollar.

(a)	Rate quoted represents yield-to-maturity as of purchase date.

(b)	Variable Rate instruments without fixed maturity date. Maturity date shown is the next callable date for the instrument.

(c)	Variable Rate instruments. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed or of the next date on which the rate of interest is adjusted.

(d)	Securities with an aggregate market value of $149,427, have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Type	Expiration Date	Value at September 30, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
22	Gilt	Dec. 2004	$4,286,350	$4,239,645	$46,705
6	Japanese 10yr Bond	Dec. 2004	7,510,956	7,447,730	63,226
5	Euro-Schatz	Dec. 2004	657,732	656,090	1,642

					$111,573

	Short Positions:
14	Euro-BOBL	Dec. 2004	$1,938,588	$1,923,630	$(14,958)
15	Euro-Bund	Dec. 2004	2,154,559	2,124,884	(29,675)
8	10yr T-Note	Dec. 2004	901,000	891,847	(9,153)
12	5yr T-Note	Dec. 2004	1,329,000	1,318,364	(10,636)

					(64,422)

					$47,151

(e)	The United States federal income tax basis of the Fund’s investments was $42,007,463; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,765,426 (gross unrealized appreciation - $2,786,793; gross unrealized depreciation - $21,367). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at September 30, 2004:

Purchase Contracts

Description	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollars, Expiring 11/24/04	$3,224,439	$3,326,636	$102,197
Euros, Expiring 11/24/04	14,755,806	15,011,265	255,459
Pound Sterling, Expiring 11/24/04	1,749,482	1,765,327	15,845
Japanese Yen, Expiring 11/24/04	7,968,887	7,975,963	7,076
Swiss Francs, Expiring 11/24/04	6,281,917	6,366,708	84,791

	$33,980,531	$34,445,899	$465,368

Sales Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollars, Expiring 11/24/04	$3,238,693	$3,360,029	$(121,336)
Euros, Expiring 11/24/04	34,381,761	35,372,974	(991,213)
Pound Sterling, Expiring 11/24/04	3,837,140	3,877,171	(40,031)
Japanese Yen, Expiring 11/24/04	12,602,332	12,666,074	(63,742)
Japanese Yen for Euros, Expiring 11/24/04	1,740,339	1,732,797	7,542
New Zealand Dollar, Expiring 11/24/04	5,234,228	5,565,976	(331,748)
Swedish Krona, Expiring 11/24/04	417,400	438,869	(21,469)
Swiss Francs, Expiring 11/24/04	2,760,000	2,770,471	(10,471)
Swiss Francs for Euros, Expiring 11/24/04	3,576,129	3,588,442	(12,313)
Euros for Japanese Yen, Expiring 11/24/04	3,480,139	3,588,261	(108,122)
Euros for Swiss Francs, Expiring 11/24/04	1,810,695	1,837,587	(26,892)

	$73,078,856	$74,798,651	$(1,719,795)

The industry classification of schedule of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2004 were as follows:

Foreign Government Obligations	66.8%
Mutual Fund	10.6
Asset Backed Securities Credit Cards	6.3
Asset Backed Securities	5.9
Other Supernationals	2.9
Collaterized EURO PFANBRIEFE	2.7
Other Sovereigns	1.6
Banking	0.9
Collaterized Student Loans	0.7
Telecommunication Wirelines	0.5
Industrial Conglomerates	0.4
U.S. Gov’t. Obligation	0.3
Insurance Property & Casualty	0.3
Brokerage	0.2
Chemicals	0.2
Gaming	0.2

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Total Return Bond Portfolio Schedule of Investments
As of September 30, 2004 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
			LONG-TERM INVESTMENTS 80.7%
			Corporate Bonds 8.8%
			Airlines 0.2%
			Embarcadero Aircraft Securitization Trust, Class A-1,
B3		$100	2.24%, 8/15/25(b)	$42,971
			United Airlines, Inc., Equipment Trust,
NR		1,000	10.85%, 2/19/15(d)	381,250

				424,221

			Automotive 1.0%
			DaimlerChrysler NA Holding Corp., Gtd. Notes,
A3		1,700	7.40%, 1/20/05	1,725,177

			Banking 0.5%
			HSBC Bank, Sr. Notes,
AA2		800	1.98%, 9/21/07(b)	799,208

			Financial Services 2.9%
			Citigroup, Inc. Notes,
Aa1	JPY	7,000	1.28%, 12/28/04	63,690
			Ford Motor Credit Co., Notes,
A3		1,700	7.50%, 3/15/05	1,737,479
			General Motors Acceptance Corp., Notes,
A3		100	5.25%, 5/16/05, MTN	101,782
A3		1,500	6.875%, 9/15/11	1,573,535
			PEMEX Project Funding Master Trust, Gtd. Notes,
Baa1		500	8.00%, 11/15/11	565,625
Baa1		250	9.125%, 10/13/10	297,500
			PP&L Capital Funding, Inc., Gtd. Notes,
Ba1		200	7.29%, 5/18/06	210,658
			Sr. Notes,
Baa3		600	7.75%, 4/15/05	615,016

				5,165,285

			Insurance 0.9%
			AIG Sunamerica, Sec’d., MTN (Cayman Islands),
Aaa	JPY	170,000	1.20%, 1/26/05	1,547,467

			Telecommunications 1.3%
			AT&T Corp., Sr. Notes,
Ba1		300	8.05%, 11/15/11	335,625
			Qwest Corp., Debs.,
Ba3		250	7.50%, 6/15/23	227,500
			SBC Communications, Inc., Notes,
A1		1,700	4.21%, 6/5/21	1,720,179

				2,283,304

			Utilities-Gas and Electric 2.0%
			CenterPoint Energy Resources Corp. Notes,
Ba1		400	8.125%, 7/15/05	416,349
			El Paso Corp., Sr. Notes, MTN,

Caa1	750	7.75%, 1/15/32	654,375
Caa1	500	7.80%, 8/1/31	438,750
		Entergy Gulf States, First Mortgage,
Baa3	800	2.81%, 6/18/07(b)	803,537
		Pacific Gas & Electric Co., First Mortgage,
Baa2	800	2.30%, 4/3/06(b)	800,735
		TXU Energy Co., Notes
Baa2	400	2.38%, 1/17/06(b)	400,958

			3,514,704

		Total corporate bonds (cost $16,260,163)	15,459,366

		U.S. Government Agency Mortgage-Backed Securities 29.0%
		Federal Home Loan Mortgage Corp.,
	11	1.89%, 9/15/26(b)	11,094
	112	3.75%, 1/1/24(b)	115,420
	660	5.00%, 09/15/16	675,009
	162	5.50%, 4/1/29 - 6/1/29	165,369
	181	6.00%, 9/1/22	188,193
	143	7.50%, 9/1/16 - 7/1/17	153,864
	1,341	8.00%, 9/15/29	1,459,392
	1	9.25%, 1/1/10	1,501
		Federal National Mortgage Association,
	297	3.66%, 1/1/20(b)	302,516
	194	3.91%, 5/1/36(b)	198,197
	10,134	4.50%, 10/1/31 - 8/1/33	9,758,585
	89	5.00%, 1/1/19	90,836
	24,500	5.50%, 10/1/33, TBA	24,821,562
	219	6.00%, 3/1/18 - 1/1/23	229,328
	469	6.50%, 4/1/21 - 9/1/21	493,258
		Government National Mortgage Association,
	328	3.375%, 2/20/17- 2/20/26(b)	327,779
	238	4.625%, 10/20/26 - 10/20/27(b)	243,772
	190	4.75%, 8/20/25 - 7/20/27(b)	194,718
	145	5.00%, 11/20/29	147,059
	11,000	5.50%, 10/21/34	11,185,624
	246	8.50%, 6/15/30 - 8/20/30	268,959

		Total U.S. Government agency mortgage-backed securities (cost $50,975,025)	51,032,035

		Foreign Corporate Bonds 0.8%
		Alcan, Inc., Debs.,
Baa1	800	2.10%, 12/8/04(b)	799,932
		European Investment Bank, Notes, MTN,
Aaa	58,000	0.88%, 11/8/04	526,681

		Total foreign corporate bonds (cost $1,349,996)	1,326,613

		Collateralized Mortgage Obligations 1.1%
		American Housing Trust 1, Series 1-5, Class A,
Aaa	4	8.625%, 8/25/18	4,299
		Bear Stearns ARM Trust, Series 2001-9,
Aaa	226	5.64%, 2/25/33(b)	226,526
		CS First Boston Mortgage
Aaa	1,369	1.95%, 10/25/32(b)	1,370,549
		Indymac ARM Trust, Series 2001, Class A,

Aaa	28	5.77%, 1/25/32(b)	27,907
		Residential Funding Mortgage Securities I, Inc., Series 2003-S9, Class A1,
Aaa	212	6.50%, 3/25/32	215,716
		Structured Asset Securities Corp., Series 2003-S1, Class A1,
Aaa	81	1.78%, 8/25/33(b)	80,655
		Washington Mutual Mortgage Loan, Trust 2001, Class A,
Aaa	55	3.50%, 1/25/41(b)	55,847

		Total collateralized mortgage obligations (cost $1,983,522)	1,981,499

		Municipals 4.9%
		Du Page County, Illinois, Limited Tax,
Aaa	500	5.00%, 1/1/31	508,750
		Georgia State Road & Thruway Authority Rev., Governors Transportation Choices,
Aaa	500	5.00%, 3/1/21	528,500
		Golden State Tobacco Securitization Corp., California State Tobacco Settlement, Revenue, Series 2003, Class A-1,
Baa2	500	6.25%, 6/1/33	472,640
Baa2	400	6.75%, 6/1/39	385,976
		Massachusetts State Water Resources Authority, Series J,
Aaa	750	5.00%, 8/1/32	767,048
		Minnesota State Revenue,
Aa1	600	5.00%, 8/1/13	674,790
		New York City Trust Cultural Resources, Museum of Modern Art, Series 2001, Class D,
Aaa	1,500	5.125%, 7/1/31	1,545,000
		South Carolina State Highway, Series B,
Aaa	1,100	5.00%, 4/1/17	1,187,131
		South Center Connecticut, Regional Water Authority,
Aaa	1,300	5.00%, 8/1/26	1,351,532
		Tobacco Settlement Financing Corp., New Jersey State,
Baa3	800	6.00%, 6/1/37	697,624
Baa3	500	6.375%, 6/1/32	464,205

		Total municipals (cost $8,279,168)	8,583,196

		U.S. Government Securities 24.9%
		United States Treasury Bonds,
	60	8.125%, 8/15/19	82,141
		United States Treasury Notes,
	8,300	1.625%, 4/30/05	8,281,191
	4,341	3.625%, 1/15/08	4,760,538
	800	3.875%, 5/15/09	819,438
	7,100	4.875%, 2/15/12	7,566,491
	6,700	5.00%, 2/15/11-8/15/11	7,201,841
	3,550	8.875%, 8/15/17	5,064,295
	900	11.25%, 2/15/15	1,432,020
		United States Treasury Notes, TIPS
	3,693	2.00%, 1/15/14	3,781,490
	804	2.375%, 1/15/25	838,065
	1,376	3.375%, 1/15/07	1,469,760
		United States Treasury Strips, P/O,
	500	Zero Coupon, 11/15/16	283,360
	2,400	Zero Coupon, 5/15/20	1,096,114
	2,500	Zero Coupon, 2/15/22	1,026,518

		Total U.S. Government securities (cost $42,833,132)	43,703,262

			Foreign Government Securities 11.2%
			Federal Republic of Brazil,
B2		96	2.06%, 4/15/06	95,760
B2		47	2.125%, 4/15/12	43,591
B2		2,521	8.00%, 4/15/14	2,493,217
			Federal Republic of Germany,
Aaa	EUR	1,800	3.75%, 1/4/09	2,288,823
Aaa		900	5.25%, 7/4/10	1,219,876
Aaa		1,400	5.625%, 1/4/28	1,980,890
NA		1,000	6.50%, 10/14/05	1,293,916
NA		100	6.50%, 7/4/27	157,121
			Italy Government Bond,
Aa2	JPY	19,000	5.00%, 12/15/04	174,054
			Republic of Panama,
Ba1		300	8.875%, 9/30/27	315,000
BB		450	9.375%, 7/23/12	515,250
			Republic of Peru,
Ba3		500	9.125%, 1/15/08	564,250
			Russian Government Bond,
Baa3		2,300	7.50% (until 3/31/07), 5.00%, 3/31/30	2,212,370
			United Kingdom Treasury,
Aaa	GBP	3,100	5.00%, 9/7/14 - 9/7/14	5,677,874
			United Mexican States, MTN,
Baa2		700	5.875%, 1/15/14	710,500

			Total foreign government securities (cost $18,827,316)	19,742,492

			Total long-term investments (cost $140,508,322)	141,828,463

			SHORT-TERM INVESTMENTS 52.6%
			Certificate of Deposit 0.8%
			Altria Group,
P1		1,450	2.39%, 10/29/04 (cost $1,450,000)	1,450,000

			Commercial Paper 50.3%
			Anz (Delaware), Inc.,
P1		1,200	1.57%, 10/26/04(e)	1,198,692
P1		3,800	1.64%, 11/18/04(e)	3,791,239
			Bank of Ireland,
P1		4,700	1.75%, 12/6/04(e)	4,684,067
P1		500	1.79%, 12/8/04(e)	498,250
			Barclays U.S. Funding,
P1		100	1.75%, 11/15/04(e)	99,781
P1		600	1.77%, 10/21/04(e)	599,410
P1		4,600	1.80%, 12/8/04(e)	4,584,176
			CBA (Delaware) Finance,
P1		1,400	1.52%, 10/15/04(e)	1,399,172
P1		2,300	1.54%, 10/12/04(e)	2,298,919
P1		600	1.64%, 11/16/04(e)	598,622
P1		400	1.85%, 12/15/04(e)	398,468
			CDC Corp.,
P1		4,500	1.48%, 10/5/04(e)	4,499,260
P1		600	1.64%, 11/17/04(e)	598,669

		Danske Corp.,
P1	100	1.66%, 11/22/04(e)	99,743
P1	3,600	1.83%, 12/20/04(e)	3,585,204
		Dexia (Delaware) LLC,
P1	2,100	1.54%, 10/4/04(e)	2,099,731
P1	1,000	1.81%, 12/13/04(e)	996,280
P1	2,100	1.83%, 12/20/04(e)	2,091,376
		DNB Bank,
P1	100	1.65%, 11/19/04(e)	99,757
P1	1,100	1.79%, 12/9/04(e)	1,096,095
P1	2,200	1.83%, 12/15/04(e)	2,191,442
P1	1,100	1.84%, 12/23/04(e)	1,095,215
		General Electric Capital Corp.,
P1	100	1.59%, 11/5/04(e)	99,845
P1	200	1.72%, 12/2/04(e)	199,378
P1	4,500	1.80%, 12/16/04(e)	4,482,495
		General Motors Acceptance Corp.,
P1	300	2.362%, 3/21/05(e)	296,634
P1	600	2.50%, 4/5/05(e)	592,266
		HBOS Treasury Services PLC,
P1	100	1.59%, 10/26/04(e)	99,885
P1	700	1.61%, 11/10/04(e)	698,748
P1	100	1.66%, 11/18/04(e)	99,769
P1	1,000	1.72%, 11/29/04(e)	997,059
P1	3,300	1.78%, 12/7/04(e)	3,288,813
P1	100	1.82%, 12/14/04(e)	99,623
		ING U.S. Funding LLC,
P1	3,200	1.57%, 10/22/04(e)	3,197,069
P1	100	1.59%, 11/8/04(e)	99,832
P1	100	1.72%, 12/1/04(e)	99,694
P1	100	1.79%, 12/10/04(e)	99,645
P1	1,800	1.84%, 12/21/04(e)	1,792,494
		Lloyds TSB Bank PLC,
P1	100	1.49%, 10/1/04(e)	100,000
		National Australia Funding,
P1	3,200	1.59%, 10/19/04(e)	3,197,456
P1	2,000	1.62%, 10/1/04(e)	2,000,000
		Nordea North America, Inc.,
P1	700	1.72%, 11/30/04(e)	697,858
P1	1,600	1.79%, 12/8/04(e)	1,594,400
		Royal Bank of Scotland PLC,
P1	4,100	1.54%, 10/19/04(e)	4,096,843
P1	800	1.57%, 10/12/04(e)	799,616
P1	100	1.63%, 11/3/04(e)	99,851
P1	300	1.84%, 12/20/04(e)	298,767
		Spintab AB,
P1	1,700	1.71%, 12/3/04(e)	1,694,913
P1	1,600	1.74%, 12/2/04(e)	1,594,928
		Stadshypotek (Delaware), Inc.
P1	500	1.61%, 11/9/04(e)	499,128
		Svenska Handelsbank PLC,
P1	4,800	1.73%, 12/2/04(e)	4,784,783
P1	400	1.79%, 12/8/04(e)	398,600
P1	100	1.80%, 12/15/04(e)	99,611
		Swedbank,
P1	400	1.80%, 12/20/04(e)	398,328
		Swedish National Housing,
P1	4,600	1.53%, 10/20/04(e)	4,596,286

		UBS Finance LLC,
P1	200	1.58%, 11/9/04(e)	199,659
P1	3,600	1.63%, 11/16/04(e)	3,591,734
P1	100	1.68%, 11/24/04(e)	99,739
P1	200	1.69%, 11/29/04(e)	199,508
P1	500	1.77%, 12/7/04(e)	498,305
P1	700	1.83%, 12/22/04(e)	697,039
		Unicredit Delaware, Inc.,
P1	300	1.64%, 11/16/04(e)	299,309
		Westpac Capital,
P1	700	1.46%, 10/4/04(e)	699,915
P1	200	1.65%, 12/6/04(e)	199,395

		Total Commercial Paper (cost $88,288,692)	88,282,788

		U.S. Government Securities 1.3%
		United States Treasury Bill,
	1,150	1.59%, 12/2/04(e)(f)	1,146,849
	1,210	1.64%, 12/16/04(e)(f)	1,205,859

		Total U.S. Government securities (cost $2,352,660)	2,352,708

	Contracts
		OPTIONS PURCHASED 0.2%
		Put Options
	60	90-day Eurodollar, expiring 9/19/05 @ 93.25	750
	25	Euribor Future, expiring 12/13/04 @ 96.375	388
	214	Euro-BOBL Future, expiring 11/23/04 @ 105.50	2,658

	Notional Amount (000)
		Swap Options
	$2,100	Swap 3 month LIBOR over 5.75%, expiring 4/27/09	170,453
	2,100	Swap 3 month LIBOR over 6.25%, expiring 4/27/09	123,068

		Total options purchased (cost $262,330)	297,317

		Total short-term investments (cost $92,353,682)	92,382,813

		Total Investments, Before Outstanding Options Written and Securities Sold Short – 133.3% (cost $232,862,004)	234,211,276

		OUTSTANDING OPTIONS WRITTEN (0.2)%

	Contracts
		Call Options
	116	United States Treasury Notes, expiring 11/26/04 @ 115.00	(38,062)

		Put Options

74	United States Treasury Notes, expiring 11/26/04 @ 109.00	(11,562)
42	United States Treasury Notes, expiring 11/26/04 @ 108.00	(3,938)
6	90 Day LIBOR, expiring 12/21/05 @ 94.25	(1,290)

		(16,790)

Notional Amount (000)
	Interest Rate Swaps
	Call Options
$15,100	3 month LIBOR over 4.0%, expiring 9/23/05	(169,845)
1,000	3 month LIBOR over 4.0%, expiring 10/31/05	(11,624)
	Put Options
15,100	3 month LIBOR over 7.0%, expiring 9/23/05	(26,636)
1,000	3 month LIBOR over 7.0%, expiring 10/31/05	(2,342)

		(210,447)

	Total outstanding options written (premiums received $714,690)	(265,299)

Principal Amount (000)
	INVESTMENTS SOLD SHORT (20.8)%
	Federal National Mortgage Association,
800	6.00%, 10/15/34	(827,250)
	United States Treasury Notes,
10,600	3.625%, 5/15/13	(10,340,798)
11,200	3.875%, 2/15/13	(11,130,000)
4,500	4.00%, 11/15/12	(4,521,798)
750	4.375%, 5/15/07	(779,912)
4,850	4.375%, 8/15/12	(5,000,049)
3,700	5.00%, 8/15/11	(3,976,490)

	Total investments sold short (proceeds received $36,434,036)	(36,576,297)

	Total Investments, Net of Outstanding Options Written and Investments Sold Short - 112.3% (cost $195,713,278(f))	197,369,680
	Liabilities in excess of other assets (12.3%)	(21,574,606)

	Net Assets 100%	$175,795,074

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Non-income producing security.

(b)	Rate shown reflects current rate on variable rate instrument.

(c)	Standard and Poor’s rating.

(d)	Issuer in bankruptcy.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Securities with an aggregate market value of $2,352,708 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Type	Expiration Date	Value at September 30, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)

	Long Positions:
368	10yr T-Note	Dec. 2004	$41,446,000	$40,913,961	$532,039
55	Ruix Index	Dec. 2004	7,900,051	7,835,962	64,089
32	90 Day Euribor	Dec. 2004	6,878,456	6,906,949	(28,493)
13	90 Day Euribor	Dec. 2005	2,792,020	2,786,763	5,257
12	90 Day Euribor	Mar. 2005	2,578,335	2,610,863	(32,528)
16	90 Day Euro	Jun. 2005	3,888,800	3,887,000	1,800
31	90 Day Euro	Sep. 2005	7,516,725	7,517,500	(775)
35	90 Day Euro	Dec. 2004	8,548,313	8,548,751	(438)
62	90 Day Euro	Dec. 2005	14,996,250	14,864,350	131,900
2	Japanese 10yr Bond	Dec. 2004	2,503,652	2,480,104	23,548
214	Euro-BOBL	Dec. 2004	29,632,703	29,549,479	83,224

					$779,623
	Short Positions:
59	15yr T-Bond	Dec. 2004	$6,620,906	$6,573,429	$(47,477)
150	5yr T-Note	Dec. 2004	16,612,500	16,624,219	11,719

					(35,758)

					$743,865

(g)	The United States federal income tax basis of the Fund’s investments was $195,713,278; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,656,402 (gross unrealized appreciation - $3,347,739; gross unrealized depreciation - $1,691,337). The difference between book and tax basis is primarily attributable to deferred losses on wash sales

ARM – Adjustable Rate Mortgage.

MTN – Medium Term Note.

P/O – Principal Only.

TIPS – Treasury Inflation Protected Security.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Foreign currency exchange contracts outstanding at September 30, 2004:

Sales Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation

Euros,
Expiring 10/25/04	$1,042,826	$1,066,878	$(24,052)
Pound Sterling,
Expiring 10/28/04	2,377,254	2,426,605	(49,351)
Japanese Yen
Expiring 10/27/04	362,040	362,591	(551)

	$3,420,080	$3,493,483	$(73,954)

Interest rate swap agreements outstanding at September 30, 2004:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

JP Morgan (a)	3/15/32	EUR	1,600,000	4.00%	6 month LIBOR	$10,839
JP Morgan (a)	3/15/07	EUR	1,700,000	4.00%	6 month LIBOR	7,743
Merrill Lynch & Co. (a)	3/15/07	EUR	100,000	4.00%	6 month LIBOR	1,195
JP Morgan (a)	3/17/05	GBP	2,000,000	4.00%	6 month LIBOR	(5,909)
Barclays (a)	3/15/07	EUR	400,000	4.00%	6 month LIBOR	3,837
Barclays (a)	12/21/07	EUR	600,000	4.00%	6 month LIBOR	2,641
JP Morgan (a)	6/17/10	EUR	1,000,000	4.00%	6 month LIBOR	6,995
UBS Warburg, LLC (a)	6/17/10	EUR	200,000	4.00%	6 month LIBOR	1,399
UBS Warburg, LLC (b)	12/15/14	EUR	9,200,000	5.00%	6 month LIBOR	(498,368)
UBS Warburg, LLC (b)	6/15/12	JPY	130,000,000	2.00%	6 month LIBOR	(41,140)
Barclays (b)	6/18/34	GBP	1,300,000	5.00%	6 month LIBOR	(28,269)
JP Morgan (a)	6/18/34	EUR	1,900,000	6.00%	6 month LIBOR	49,691
Morgan Stanley (b)	6/15/12	JPY	130,000,000	2.00%	6 month LIBOR	(31,089)
Goldman Sachs (a)	3/16/05	GBP	1,200,000	4.25%	6 month LIBOR	(5,341)
Barclays (b)	3/15/32	GBP	1,300,000	5.00%	6 month LIBOR	(9,920)
UBS Warburg, LLC (a)	9/15/05		$7,500,000	3.25%	3 month LIBOR	11,731
Morgan Stanley	9/30/06		$3,400,000	0.00%	1 month LIBOR	8,554
JP Morgan (a)	12/15/09		$3,000,000	4.00%	3 month LIBOR	127,097
UBS Warburg, LLC (a)	12/15/09		$2,700,000	4.00%	3 month LIBOR	52045
Barclays (a)	12/15/06		$1,700,000	4.00%	3 month LIBOR	17,270
Goldman Sachs (a)	12/15/09		$4,500,000	4.00%	3 month LIBOR	112,346
Bank of America (a)	1/1/05		$3,400,000	0.00%	1 month LIBOR	—
UBS Warburg, LLC (b)	12/16/14		$5,100,000	5.00%	3 month LIBOR	30,680
UBS Warburg, LLC (a)	12/16/19		$6,400,000	6.00%	3 month LIBOR	(21,912)

						$(197,885)

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2004:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation Depreciation

Morgan Stanley (a)	12/20/2008	$500,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(561)
Merrill Lynch & Co (a)	12/20/2008	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	104
UBS Warburg LLC (a)	12/20/2008	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	12,001
Bear Stearns & Co (a)	12/20/2008	100,000	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,277)
UBS Warburg LLC (a)	12/20/2008	200,000	0.44%	Carnival Corp., 6.15%, due 4/15/08	(452)
Bear Stearns & Co (a)	12/20/2008	200,000	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	539
Lehman Brothers (a)	12/20/2008	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(120)
Morgan Stanley (a)	12/20/2008	200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(490)
Bear Stearns & Co (a)	12/20/2008	200,000	0.24%	Deere & Co., 7.85%, due 5/15/10	221
Merrill Lynch & Co (a)	12/20/2008	300,000	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	1,220
Bank of America Securities LLC (a)	12/20/2008	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	94
Citigroup (a)	12/20/2008	400,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,385)
Barclays Bank PLC (a)	12/20/2008	500,000	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	753
Morgan Stanley (a)	12/20/2008	300,000	0.21%	Emerson Electric Co,. 6.48%, due 10/15/12	(234)
Morgan Stanley & Co (a)	12/20/2008	200,000	0.22%	Emerson Electric Co,. 7.125%, due 8/15/10	(235)
Citigroup (a)	12/20/2008	300,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	1,104
Merrill Lynch & Co (a)	12/20/2008	100,000	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	316
Lehman Brothers (a)	12/20/2008	200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(3,147)
Bear Stearns & Co (a)	12/20/2008	400,000	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(947)
Lehman Brothers (a)	12/20/2008	400,000	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	317
Merrill Lynch & Co (a)	12/20/2008	300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	92
Bear Stearns & Co (a)	12/20/2008	200,000	0.60%	International Paper Co., 6.75%, due 9/1/11	(1,205)
Lehman Brothers (a)	12/20/2008	400,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(278)
Lehman Brothers (a)	12/20/2008	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,323)
Lehman Brothers (a)	12/20/2008	300,000	0.35%	Masco Corp., 5.875%, due 7/15/12	306
Merrill Lynch & Co (a)	12/20/2008	200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(3,023)
Lehman Brothers (a)	12/20/2008	200,000	0.48%	Northrop Grmman Corp., 7.125%, due 2/15/11	(865)
Merrill Lynch & Co (a)	12/20/2008	200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	(193)
Lehman Brothers (a)	12/20/2008	300,000	0.35%	Radioshack Corp., 7.375%, due 5/15/11	628
UBS Warburg LLC (a)	12/20/2008	200,000	0.37%	Radioshack Corp., 7.375%, due 5/15/11	261
UBS Warburg LLC (a)	12/20/2008	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	181
Morgan Stanley (a)	12/20/2008	200,000	0.53%	The Kroger Co., 4.75%, due 4/15/12	(372)
Barclays Bank PLC (a)	12/20/2008	200,000	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(2,336)
Citigroup (a)	12/20/2008	800,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	1,120
Bear Stearns & Co (a)	12/20/2008	200,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	200
Lehman Brothers (a)	12/20/2008	200,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	2,269
Morgan Stanley (b)	5/20/2005	1,000,000	0.63%	Mexico Gov’t, 11.50%, due 11/15/26	3,014
Lehman Bros. (a)	6/20/2009	1,200,000	0.40%	Republic of China, 6.80%, due 5/23/11	(4,738)
Bear Stearns & Co (b)	6/20/2005	4,800,000	0.69%	General Motors Corp., 7.125%, due 7/15/13	4,761
Bear Stearns & Co (b)	6/20/2005	4,800,000	0.55%	General Motors Corp., 6.875%, due 8/28/12	1,172

					$6,489

(a)	Fund pays the fixed rate.

(b)	Fund receives the fixed rate.

Intermediate - Term Bond Portfolio Schedule of Investments
As of September 30, 2004 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS 47.6%
		Asset Backed Securities 0.5%
		Credit-Based Asset Servicing and Securitization,
AAA(d)	$389	2.18%, 8/25/29(a)	$389,264
		First Franklin Mortgage Loan,
Aaa	466	2.82%, 3/25/34(a)	466,294
		Metropolitan Asset Funding, Inc.,
AAA(d)	74	2.30%, 4/25/29(a)(h) (cost $74,176; purchased 6/28/01)	74,092
		Residential Asset Mortgage Products, Inc.,
Aaa	624	2.17%, 12/25/33(a)	624,769
		Residential Asset Securities Corp.,
Aaa	120	2.07%, 9/25/31(a)	119,635

		Total asset backed securities (cost $1,671,843)	1,674,054

		Corporate Bonds 20.3%
		Airlines 0.7%
		American Airlines, Inc.,
Baa2	1,500	7.86%, 4/1/13	1,490,918
		United Airlines, Inc.,
NR	1,700	6.83%, 3/1/10(f)	148,098
NR	1,500	10.85%, 2/19/15(b)(c)(f)	571,875

			2,210,891

		Automobile Manufacturers 1.2%
		DaimlerChrysler NA Holding Corp.,
A3	1,500	2.34%, 9/10/07 MTN(a)	1,501,587
A3	1,690	7.40%, 1/20/05	1,715,028
		Lear Corp.,
Baa3	500	7.96%, 5/15/05	515,600

			3,732,215

		Banking 1.0%
		Export-Import Bank Korea,
A3	300	6.50%, 11/15/06	319,403
		Korea Development Bank
A3	2,670	4.75%, 7/20/09	2,731,815

			3,051,218

		Electric Power 2.3%
		AEP Texas Central Co.,
Baa2	3,000	2.96%, 2/15/05(a)	3,001,253
		Dayton Power & Light Co.,
Baa3	500	5.125%, 10/1/13(h) (cost $512,013; purchased 3/19/04)	504,514
		Dominion Resources, Inc.

Baa1		1,000	7.625%, 7/15/05	1,038,320
			Pacific Gas & Electric Co.,
Baa2		1,780	2.30%, 4/3/06(a)	1,781,636
			TXU Energy Co.,
Baa2		850	6.125%, 3/15/08	909,818

				7,235,541

			Financial Services 7.1%
			Bear Stearns & Co., Inc.,
A1		1,200	2.31%, 11/30/04(a)	1,200,617
			Ford Motor Credit Co.,
A3		6,170	7.50%, 3/15/05	6,306,029
A3		5,020	7.60%, 8/1/05	5,212,877
			General Motors Acceptance Corp.,
A3		2,160	2.60%, 5/18/06(a)	2,165,923
A3		1,240	6.88%, 8/28/12	1,288,498
A3		700	8.00%, 11/1/31	724,494
			Golden West Financial Corp.,
A1		1,500	5.50%, 8/8/06	1,573,161
			Heller Financial, Inc.,
Aaa		500	6.375%, 3/15/06	524,977
			Household Finance Co.,
A1		730	6.70%, 11/13/13 MTN	760,574
			Unilever Capital Corp.,
A1		1,750	6.875%, 11/1/05	1,829,280

				21,586,430

			Food & Staples Retailing 0.1%
			Delhaize America, Inc.
Ba1		300	7.375%, 4/15/06	317,940

			Gaming 0.8%
			Caesars Entertainment
Ba1		1,200	7.88% 12/15/05	1,263,000
Ba2		1,070	8.50% 11/15/06	1,178,338

				2,441,338

			Healthcare Services 0.1%
			HCA, Inc.,
Ba1		300	6.91%, 6/15/05	306,804

			Industrial Conglomerates 1.2%
			Tyco International Group SA,
Baa3	EUR	1,500	4.375%, 11/19/04	1,867,581
Baa3		$1,640	6.375%, 6/15/05	1,682,096

				3,549,677

			Media 1.5%
Baa3		1,500	Comcast MO of Delaware, Inc.
			8.875%, 9/15/05	1,582,743
			Time Warner, Inc.
Baa1		1,000	5.625%, 5/1/05	1,017,929
Baa1		2,000	7.75%, 6/15/05	2,062,930

				4,663,602
			Oil and Gas Exploration Services 0.3%

		Parker & Parsley Petroleum Co.,
Baa3	800	8.88%, 4/15/05	825,258

		Paper and Forest Products 0.1%
		Georgia Pacific Co.,
Ba3	300	7.50%, 5/15/06	317,250

		Restaurants 0.3%
		Yum! Brands Inc.,
Baa3	800	7.45%, 5/15/05	822,506

		Special Purposes Entity 0.5%
		Premium Asset Trust,
A2	1,500	2.095%, 11/27/04(a)(h) (cost $1,499,897; purchased 4/17/02)	1,500,289

		Telecommunications 2.8%
		Deutsche Telekom International Finance BV,
Baa2	2,300	8.25%, 6/15/05	2,388,911
		France Telecom SA,
Baa2	2,000	9.25%, 3/1/31	2,651,705
		MCI, Inc.,
NR	61	5.91%, 5/1/07	60,466
NR	61	6.69%, 5/1/09	58,789
NR	52	7.74%, 5/1/14	49,270
		Qwest Corp.
Ba3	300	6.625%, 9/15/05	308,250
		SBC Communications, Inc.,
A1	1,050	4.21%, 6/5/21(h) (cost $1,065,027; purchased 6/14/04)	1,062,464
		Sprint Capital Corp.,
Baa3	350	7.90%, 3/15/05	358,565
		Verizon Wireless Capital LLC,
A3	1,500	1.81%, 5/23/05(a)(h) (cost $1,498,114; purchased 11/20/03)	1,499,238

			8,437,658

		Tobacco 0.3%
		Altria Group, Inc.,
Baa2	1,050	7.00%, 7/15/05	1,075,892

		Total corporate bonds (cost $64,748,365)	62,074,509

		U.S. Government Agency Mortgage Pass-Through Obligations 10.1%
		Federal Farm Credit Bank,
	2,300	5.45%, 1/19/05	2,324,703
		Federal Home Loan Mortgage Corp.,
	7	9.25%, 1/1/10	7,578
		Federal National Mortgage Association,
	241	3.33%, 7/1/25(a)	239,450
	221	3.86%, 8/1/24(a)	226,862
	7,883	5.00%, 10/1/17 - 9/1/18	8,027,598
	7,000	5.00%, TBA	7,109,375
	21	5.03%, 12/1/30 (a)	20,934
	4,263	6.00%, 11/1/12 - 9/1/17	4,473,861

	45	6.50%, 9/1/05	45,950
		Government National Mortgage Association,
	2,469	3.00%, 5/20/34(a)	2,424,918
	1,370	3.25%, 3/20/30(a)	1,365,367
	1,138	3.37%, 5/20/23 - 6/20/27(a)	1,135,425
	727	3.50%, 7/20/30	725,823
	181	4.63%, 10/20/24 - 12/20/26(a)	184,208
	316	4.75%, 8/20/26(a)	324,568
	1,449	6.00%, 1/15/29 - 7/15/29	1,505,726
	555	6.50%, 10/15/25 - 6/15/29	587,127
	252	8.00%, 9/20/30 - 7/20/31	274,455

		Total U.S. Government agency mortgage pass-through obligations (cost $30,916,373)	31,003,928

		Collateralized Mortgage Obligation 6.0%
		Bank of America Mortgage Securities, Inc.,
AAA(d)	713	5.60%, 10/20/32(a)	722,855
		Bear Stearns Alternative Loans Trust,
Aaa	532	2.12%, 2/25/34(a)	532,516
		Bear Stearns Adjustable Rate Mortgage Trust,
AAA	2,800	3.76%, 11/25/34(a)	2,806,755
		Countrywide Alternative Loans Trust,
AAA(d)	670	6.25%, 12/25/33	680,877
		Countrywide Home Loans,
Aaa	399	4.95%, 9/19/32(a)	400,967
Aaa	344	5.67%, 3/19/32(a)	351,740
AAA(d)	119	6.50%, 8/25/29	118,247
Aaa	515	6.50%, 1/25/34(h) (cost $540,712; purchased 12/1/03)	535,730
		CS First Boston Mortgage Securities Corp.
Aaa	310	6.50%, 4/25/33	315,774
		Federal Home Loan Mortgage Corp.,
	978	7.00%, 10/25/43	1,047,906
		Federal National Mortgage Association.,
	742	3.50%, 4/25/17	745,007
	640	5.00%, 8/25/22	642,565
		Government National Mortgage Association,
	426	2.28%, 2/16/30(a)	428,577
	305	2.38%, 2/16/30(a)	307,231
	1,160	7.50%, 2/20/30	1,225,191
	222	8.50%, 3/20/25	234,623
		GS Mortgage Securities Corp. II,
Aaa	767	6.04%, 8/15/18(h) (cost $826,959; purchased 10/9/02)	824,318
		Sequoia Mortgage Trust,
Aaa	4,565	2.19%, 10/20/27(a)	4,577,767
		Structured Asset Securities Corp.,
Aaa	807	6.25%, 1/25/32(a)	834,885
		Superannuation Members Home Loans Global Fund,
AAA(d)	234	2.13%, 6/15/26(a)(h) (cost $233,863; purchased 5/30/01 – 1/22/04)	233,841
		Washington Mutual,
Aaa	622	2.86%, 6/25/42-8/25/42(a)	630,098

		Total collateralized mortgage obligations (cost $18,191,747)	18,197,470

		Municipal Bonds 0.3%
		Honolulu, Hawaii, City & County,

Aaa		1,000	4.75%, 7/1/28 (cost $833,628)	1,000,000

			Foreign Bonds 4.7%
			Federal Republic of Brazil,
B2		1,267	8.00%, 4/15/14 (Brady Bond)	1,252,407
B2		2,000	11.50%, 3/12/08	2,305,000
			Republic of Panama,
Ba1		1,500	9.375%, 4/1/29	1,694,100
			Republic of Peru,
Ba3		3,750	9.125%, 1/15/08 - 2/21/12	4,206,375
			Republic of South Africa,
Baa2		750	9.125%, 5/19/09	888,750
			Swedish Government,
Aaa	SEK	16,000	8.00%, 8/15/07	2,477,734
			United Mexican States,
Baa2		$1,500	6.375%, 1/16/13	1,579,500

			Total foreign bonds (cost $12,887,804)	14,403,866

			U.S. Government Securities 5.7%
			United States Treasury Notes, TIPS, RRB,
		5,421	3.375%, 1/15/07 - 1/15/12	5,963,831
		3,755	3.625%, 1/15/08	4,117,516
		6,472	3.875%, 1/15/09	7,286,279

			Total U.S. Government securities (cost $15,674,761)	17,367,626

	SHARES
			Warrants (b)
		2,500,000	Mexico Value, Ser. C, expiring 6/30/05	47,500
		2,500,000	Mexico Value, Ser. D, expiring 6/30/06	57,500
		2,500,000	Mexico Value, Ser. E, expiring 6/30/07	51,250

			Total warrants (cost $719)	156,250

			Total long-term investments (cost $144,925,240)	145,877,703

	PRINCIPAL AMOUNT (000)
			SHORT-TERM INVESTMENTS 54.3%
			U.S. Government And Agency Securities 16.9%(e)
			Federal Home Loan Bank,
		200	1.58%, 11/12/04	199,631
		300	1.74%, 10/20/04	299,725
			Federal Home Loan Mortgage Corp.,
		6,200	1.50%, 10/19/04	6,195,350
		1,700	1.55%, 11/12/04	1,696,926
		3,100	1.56%, 10/20/04	3,097,448
			Federal National Mortgage Association,
		14,400	1.53%, 10/18/04 - 10/20/04	14,388,611
		2,500	1.55%, 11/1/04	2,496,599
		5,500	1.58%, 11/3/04	5,492,034
		3,100	1.61%, 11/10/04	3,094,226
		2,800	1.68%, 11/24/04	2,792,719
		3,100	1.72%, 12/1/04	3,092,250

	6,200	1.76%, 12/8/04	6,179,388
		United States Treasury Bill,
	1,455	1.57%, 12/2/04(g)	1,451,013
	1,490	1.64%, 12/16/04(g)	1,484,901

		Total U.S. Government and agency securities (cost $51,959,953)	51,960,821

		Certificate of Deposit – 2.0%
		Citibank, NA
P-1	6,200	1.65%, 11/19/04 (cost $6,200,000)	6,200,000

		Commercial Paper 35.4%(e)
		Altria Group,
P-1	1,300	2.39%, 10/29/04	1,300,000
		Anz (Delaware) Inc.,
P-1	5,200	1.64%, 11/18/04	5,188,012
		ASB Bank, Ltd.,
P-1	900	1.73%, 12/3/04	897,147
		Bank of Ireland,
P-1	1,200	1.59%, 10/18/04	1,199,099
P-1	2,900	1.84%, 12/17/04	2,888,587
		Barclays U.S. Funding,
P-1	3,700	1.77%, 10/21/04	3,696,362
P-1	5,600	1.80%, 12/8/04	5,580,736
		CBA (Delaware) Finance,
P-1	6,000	1.51%, 10/12/04	5,997,232
P-1	500	1.56%, 10/25/04	499,478
P-1	1,100	1.85%, 12/20/04	1,095,478
		CDC Corp.,
P-1	500	1.48%, 10/5/04	499,918
P-1	7,300	1.67%, 12/10/04	7,276,294
		Danske Corp.,
P-1	800	1.51%, 10/12/04	799,631
P-1	3,000	1.57%, 10/25/04	2,996,860
P-1	3,900	1.65%, 11/19/04	3,891,268
P-1	1,600	1.84%, 12/20/04	1,593,424
		DNB Bank,
P-1	5,300	1.83%, 12/15/04	5,279,794
P-1	1,600	1.85%, 12/27/04	1,592,847
		General Electric Capital Corp.,
P-1	6,000	1.58%, 11/1/04	5,991,837
P-1	2,800	1.80%, 12/16/04	2,789,360
		General Motors Acceptance Corp.,
P-1	3,120	2.50%, 4/5/05	3,079,781
		HBOS Treasury Services
P-1	2,300	1.53%, 10/15/04	2,298,627
P-1	3,400	1.62%, 11/2/04	3,395,089
P-1	900	1.64%, 10/26/04	898,968
P-1	2,800	1.64%, 11/9/04	2,794,822
		Nordea NA,
P-1	6,600	1.73%, 11/29/04	6,580,264
P-1	2,700	1.86%, 12/21/04	2,688,670
		Royal Bank of Scotland,
P-1	6,200	1.63%, 10/25/04	6,193,263
		Spintab AB
P-1	2,600	1.62%, 11/10/04	2,595,320

		Stadshypotek Delaware, Inc.
P-1	600	1.58%, 11/8/04	598,996
P-1	1,500	1.61%, 11/9/04	1,497,384
		Svenska Handelsbank,
P-1	3,400	1.62%, 11/4/04	3,394,782
P-1	1,400	1.68%, 11/22/04	1,396,339
P-1	800	1.80%, 12/15/04	797,000
		UBS Finance (Delaware) LLC,
P-1	3,600	1.63%, 11/16/04	3,591,734
P-1	300	1.67%, 11/24/04	299,216
P-1	5,400	1.69%, 11/29/04	5,386,721

		Total commercial paper (cost $108,541,996)	108,540,340

	CONTRACTS
		OPTIONS PURCHASED
		Put Options
	135	Eurodollar Futures, expiring 3/14/05 @ $94.00 (cost $1,350)	1,687

		Total short-term investments (cost $166,703,299)	166,702,848

		Total Investments, Before Outstanding Options Written – 101.9% (cost $311,628,539(i))	312,580,551

	Notional Amount (000)
		OUTSTANDING OPTIONS WRITTEN
		Call Options
	$16,900	Interest Rate Swaps, 3 month LIBOR over 4.00%, expiring 1/7/05	(108,075)

	16,900	Put Options
		Interest Rate Swaps, 3 month LIBOR Over 7.00%, expiring 1/7/05	(34)

		Total Outstanding Options Written (premiums received $309,692)	(108,109)

		Total Investments, Net of Outstanding Options Written 101.9%	312,472,442
		Variation Margin on Open Futures Contracts, Net (g)	(28,198)
		Unrealized Depreciation on Forward Foreign Currency Contracts, Net (j)	(54,468)
		Other Liabilities in Excess of Other Assets (1.9%)	(5,740,408)

		Net Assets 100%	$306,649,368

The following abbreviations are used in the schedule of investments descriptions.

EUR – Euro dollar.

MTN – Medium Term Note.

NR – Not rated by Moody’s or Standard & Poor’s.

SEK – Swedish Krona.

RRB – Real Return Bond.

TBA – Securities purchased on a forward commitment basis.

TIPS – Treasury Inflation Protection Security.

(a)	Rate shown reflects current rate on variable rate instruments.

(b)	Non-income producing security.

(c)	Represents issuers in default on interest payments.

(d)	Standard & Poor’s rating.

(e)	Rate shown reflects yield to maturity on date of purchase.

(f)	Issuer in bankruptcy.

(g)	Securities with an aggregate market value of $2,935,914 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Type	Expiration Date	Value at September 30, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
507	90 Day Euro	Sep. 2005	$122,934,825	$122,956,613	$(21,788)
127	Euro-BOBL	Dec. 2004	17,585,763	17,508,553	77,210
393	10yr U.S. T-Note	Dec. 2004	44,261,625	43,905,500	356,125
435	5yr U.S. T-Note	Dec. 2004	48,176,250	47,957,031	219,219

					$630,766

(h)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $6,250,761. The aggregate value of $6,234,486 is approximately 2.03% of net assets.

(i)	The United States federal income tax basis of the Fund’s investments was $311,638,651; accordingly, net unrealized appreciation on investments for federal income tax purposes was $941,900 (gross unrealized appreciation—$4,770,567; gross unrealized depreciation - $3,828,667). The difference between book and tax basis is attributable to deferred losses on wash sales.

(j)	Foreign currency exchange contracts outstanding at September 30, 2004:

Purchase Contracts

Description	Par Amount	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, Expiring 10/25/04	EUR 1,091,000	$1,329,802	$1,355,022	$25,220

Sales Contracts
Description	Par Amount	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, Expiring 10/25/04	EUR 2,846,000	$3,455,044	$3,534,732	$(79,688)

				$(54,468)

(k)	Interest rate swap agreements outstanding at September 30, 2004:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co. (1)	6/17/2008	SEK 56,000,000	4.50%	SEK -STIBOR -SIDE	$131, 726
Morgan Stanley (1)	3/17/2005	GBP 26,800,000	4.25%	6 month GBP LIBOR	(283, 445)
UBS Warburg, LLC (1)	12/15/2009	$6,000,000	4.00%	3 month LIBOR	(8,725)

					$(160, 444)

(1)	Fund pays the floating rate and receives the fixed rate.

(l)	Credit default swap agreements outstanding at September 30, 2004:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation
JP Morgan Chase (2)	3/11/2005	$1,200,000	1.00%	Russian Federation, 5.00%, due 3/31/30	$1,809
Bear Stearns (2)	3/17/2005	200,000	1.00%	Russian Federation, 5.00%, due 3/31/30	313

					$2, 122

(2)	Fund pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

Mortgage Backed Securities Portfolio Schedule of Investments
September 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS 103.9%
	Collateralized Mortgage Obligations 10.9%
	Bear Stearns Commercial Mortgage Securities Corp.,
$750	7.32%, 10/15/32	$858,301
	Chase Commercial Mortgage Securities Corp.,
284	6.56%, 5/18/30	308,711
	CS First Boston Mortgage Securities Corp.,
96	Zero Coupon, 4/25/17,P/O	84,365
102	8.985%, 4/25/17,I/O	20,298
	Federal Home Loan Mortgage Corp.,
24	5.50%, 8/15/21,PAC	23,799
1,097	6.00%, 10/15/20 - 5/15/23	1,117,059
37	6.50%, 11/15/22,PAC	37,374
197	7.00%, 3/15/23,PAC	201,501
433	8.00%, 12/15/06 - 7/15/21,PAC	434,296
14	9.00%, 10/15/20	13,924
	Federal National Mortgage Assn.,
716	4.50%, 5/25/33,PAC	716,398
299	6.00%, 4/01/19 - 10/25/22,PAC	312,082
478	6.50%, 4/25/22 - 12/25/23,PAC	499,385
269	6.527%, 5/25/30	283,386
87	7.00%, 9/25/20 - 3/25/21,PAC	91,087
179	7.50%, 5/25/07 - 7/25/22	189,362
354	8.00%, 12/25/21 - 5/25/24,PAC	387,917
98	8.50%, 7/25/18 - 6/25/21,PAC	104,193
516	7.00%, 3/25/23,PAC,I/O	32,749
	Morgan Stanley Dean Witter Commercial Mortgage,
1,000	6.39%, 7/15/33	1,115,023
807	6.66%, 2/15/33	907,604
750	7.20%, 10/15/33	858,613
	Nomura Asset Commercial Mortgage,
1,000	6.69%, 3/15/30	1,139,526
	Salomon Brothers Mortgage Securities,
56	6.00%, 12/25/11	55,438
	Structured Asset Securities Corp.,
951	5.50%, 10/25/33	971,342

	Total collateralized mortgage obligations (cost $10,045,362)	10,763,733

	U.S. Government Agency Mortgage Pass-Through Obligations 90.3%
	Federal Home Loan Mortgage Corp.,
3,288	5.00%, 10/1/33	3,266,328
1,512	6.00%, 5/1/11 - 10/1/31	1,563,591
454	6.50%, 12/1/14 - 6/1/22	477,940
118	7.50%, 3/1/08 - 6/1/28	126,771
7	8.25%, 12/1/05 - 5/1/08	7,183
40	8.50%, 12/1/07 - 7/1/21	44,277
17	8.75%, 12/1/08	17,849
92	9.00%, 10/1/05 - 3/1/11	95,895
30	11.50%, 3/1/16	33,361
13	13.25%, 5/1/13	14,774
3	14.00%, 6/1/11	3,734

	Federal National Mortgage Assn.,
$20,380	5.00%, 9/1/17 - 12/1/33	$20,667,807
11,803	5.50%, 12/1/13 - 10/1/34	12,049,503
679	5.78%, 11/1/11(a)	735,019
1,633	6.00%, 8/1/11 – 3/1/23	1,701,037
10,300	6.00%, 10/15/34, TBA	10,650,839
1,243	6.009%, 11/1/11	1,365,206
78	6.048%, 3/1/12(a)	85,423
83	6.18%, 7/1/08	89,082
66	6.34%, 1/1/08	70,348
73	6.43%, 1/1/08	78,782
464	6.447%, 1/1/08	497,645
2,437	6.50%, 2/1/11 - 6/1/17	2,583,069
623	6.55%, 9/1/07	666,173
45	6.837%, 10/1/07	46,783
233	7.00%, 9/1/11 - 7/1/12	247,733
573	7.04%, 3/1/07	611,908
1	7.75%, 10/1/19	1,228
110	8.00%, 3/1/07 - 12/1/22	120,169
54	8.50%, 1/1/07	54,315
31	9.75%, 8/1/10 - 11/1/16	35,319
	Government National Mortgage Assn.,
10,925	5.00%, 10/1/34,TBA	10,863,546
3,711	6.00%, 10/15/08 - 1/15/32	3,877,750
4,444	6.50%, 5/15/23 – 5/12/32	4,702,996
480	6.50%, 10/1/34, TBA	505,950
4,394	7.00%, 7/15/16 - 1/15/30	4,697,184
4,289	7.50%, 3/15/07 - 10/15/29	4,640,423
1,270	8.00%, 1/15/08 - 11/15/30	1,391,367
78	8.25%, 6/20/17 - 7/20/17	85,376
64	8.50%, 3/15/05 - 4/20/17	70,697
187	9.00%, 12/20/04 - 1/15/20	208,134
148	9.50%, 4/15/06 - 1/15/21	163,999
12	13.50%, 5/15/11	13,794
26	14.00%, 6/15/11	30,261
17	16.00%, 5/15/12	20,802

	Total U.S. Government agency mortgage pass-through obligations (cost $88,424,282)	89,281,370

	United States Treasury Securities 2.7%
1,850	United States Treasury Bond, (cost $2,672,000)(b)	2,672,238

	Total long-term investments (cost $101,141,644)	102,717,341

	SHORT-TERM INVESTMENTS 12.0%
	Repurchase Agreement
11,900	ABN Mortgage Bank, 1.87%, dated 9/30/04, due 10/1/04 in the amount of $11,900,620 (cost 11,900,000; collateralized by $12,138,000)	11,900,000

	Total Investments, Before Securities Sold Short - 115.9% (cost $113,041,644) (c)	114,617,341

	SECURITIES SOLD SHORT (5.3)%
	Government National Mortgage Assn.,
$5,000	6.50%, 11/1/34 (proceeds received $5,259,766)	$(5,257,810)

	Total Investments, Net of Securities Sold Short - 110.6% (cost $107,781,878)	$109,359,531
	Liabilities in excess of other assets - (10.6%)	(10,469,791)

	Net Assets - 100%	$98,889,740

(a)	Variable Rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(b)	Securities with an aggregate market value of $2,672,238 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Type	Expiration Date	Value at September 30, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Positions:
32	5yr T-Note	Dec. 2004	$3,544,000	$3,518,496	$25,504

(c)	The United States federal income tax basis of the Fund’s investments was $113,041,644; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,575,697 (gross unrealized appreciation - $1,953,152; gross unrealized depreciation - $377,455). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

I/O – Interest Only Security.

PAC – Planned Amortization Class.

P/O – Principal Only Security.

TBA – To be announced. Such securities are purchased on a forward commitment basis.

U. S. Government Money Market Portfolio Schedule of Investments
As of September 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	Federal Home Loan Bank - 13.7%
$5,770	1.52%, 10/6/04(a)	$5,768,782
2,000	1.39%, 11/12/04(a)	1,996,757
2,500	1.44%, 11/19/04(a)	2,495,100
1,000	3.875%, 12/15/04	1,005,434
1,000	1.50%, 3/1/05	1,000,000
1,000	1.625%, 4/15/05	1,005,851
400	1.66%, 5/16/05	400,000

		13,671,924

	Federal Home Loan Mortgage Corp. - 17.5%
4,444	1.21%, 10/19/04(a)	4,441,311
2,000	1.60%, 11/9/04(a)	1,996,533
6,650	1.79%, 11/23/04(a)	6,632,476
1,352	1.11%, 12/30/04(a)	1,348,248
3,000	1.16%, 3/8/05(a)	2,984,727

		17,403,295

	Federal National Mortgage Association - 26.5%
2,000	1.22%, 10/15/04(a)	1,999,051
3,000	1.25%, 11/3/04(a)	2,996,563
2,000	1.599%, 11/10/04(a)	1,996,444
1,468	1.80%, 11/24/04(a)	1,464,036
9,000	1.825%, 12/7/04(a)	8,969,432
4,500	1.695%, 12/15/04(a)	4,484,109
3,000	1.14%, 2/4/05(a)	2,988,030
750	1.375%, 2/14/05	749,932
200	1.61%, 5/13/05	200,000
500	1.75%, 5/23/05	500,000

		26,347,597

	Repurchase Agreements - 42.0%
20,600	Goldman, Sachs & Co., 1.89%, dated 9/30/04, due 10/01/04 in the amount of $20,601,082 (cost $20,600,000; collateralized by $23,627,162 Federal National Mortgage Assoc., 5.50%, 3/01/34, value of the collateral including accrued interest was $23,627,162)	20,600,000
21,100	UBS Warburg, 1.89%, dated 09/30/04, due 10/01/04 in the amount of $21,101,108 (cost $21,100,000; collateralized by $21,705,000 Federal Home Loan Mortgage Corp., 3.375%, 04/15/09; value of the collateral including accrued interest was $21,525,365)	21,100,000

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
		41,700,000

	Total Investments 99.7% (amortized cost $99,122,816 (b))	99,122,816
	Other assets in excess of liabilities 0.3%	249,780

	Net Assets 100.0%	$99,372,596

(a)	Rate quoted represents yield-to-maturity as of purchase date.

(b)	Federal income tax basis is the same as for financial reporting purposes.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most resent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey
Chief Legal Officer

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.